UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: April 30 (MainStay Absolute Return Multi-Strategy Fund and MainStay Tax Advantaged Short Term Bond Fund)

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

The schedules of investments for the period ended July 31, 2017 are filed herewith.

MainStay Absolute Return Multi-Strategy Fund

Consolidated Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 14.3% †
	Corporate Bonds 9.6%
	Apparel 0.1%
	Hanesbrands Finance Luxembourg SCA Series Reg S 3.50%, due 6/15/24	EUR	100,000	$124,008

	Auto Parts & Equipment 0.7%
	Adient Global Holdings, Ltd. Series Reg S 3.50%, due 8/15/24		100,000	121,783
	Federal-Mogul Holdings LLC Series Reg S 4.875%, due 4/15/22		100,000	117,060
	IHO Verwaltungs GmbH
	Series Reg S, (4.00% PIK) 3.25%, due 9/15/23 (a)		100,000	122,222
	Series Reg S, (4.50% PIK) 3.75%, due 9/15/26 (a)		200,000	247,412
	Lear Corp. 4.75%, due 1/15/23		$193,000	199,778
				808,255
	Banks 0.3%
	Bank of America Corp.
	4.20%, due 8/26/24		55,000	57,528
	5.625%, due 7/1/20		50,000	54,805
	Citigroup, Inc. 4.60%, due 3/9/26		60,000	63,630
	Goldman Sachs Group, Inc.
	3.50%, due 11/16/26		30,000	29,929
	5.375%, due 3/15/20		50,000	54,083
	6.75%, due 10/1/37		10,000	13,127
	Morgan Stanley
	5.00%, due 11/24/25		55,000	60,080
	5.50%, due 1/26/20		50,000	53,995
				387,177
	Building Materials 0.6%
¤	Cemex Finance LLC Series Reg S 9.375%, due 10/12/22		415,000	440,730
	Cemex S.A.B. de C.V.
	Series Reg S 4.375%, due 3/5/23	EUR	100,000	125,374
	Series Reg S 4.75%, due 1/11/22		100,000	123,115
				689,219
	Chemicals 0.2%
	Axalta Coating Systems LLC Series Reg S 4.25%, due 8/15/24		100,000	127,069
	NOVA Chemicals Corp.
	4.875%, due 6/1/24 (b)		$68,000	68,425
	5.25%, due 6/1/27 (b)		94,000	94,235
				289,729
	Commercial Services 0.4%
	La Financiere Atalian SAS Series Reg S 4.00%, due 5/15/24	EUR	200,000	247,406
	Nassa Topco A/S Series Reg S 2.875%, due 4/6/24		100,000	122,947
	Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (b)		$100,000	103,250
				473,603
	Distribution & Wholesale 0.3%
	VWR Funding, Inc. Series Reg S 4.625%, due 4/15/22	EUR	300,000	367,863

	Electric 0.3%
	Gas Natural Fenosa Finance B.V. Series Reg S 4.125%, due 11/29/49 (c)		300,000	382,333

	Engineering & Construction 0.2%
	SPIE S.A. Series Reg S 3.125%, due 3/22/24		200,000	245,106

	Food 0.4%
	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC 5.75%, due 3/15/25 (b)		$30,000	26,850
	Casino Guichard Perrachon S.A. Series Reg S 1.865%, due 6/13/22	EUR	100,000	120,060
	Kraft Heinz Foods Co. 2.80%, due 7/2/20		$95,000	96,881
	Nomad Foods Bondco PLC Series Reg S 3.25%, due 5/15/24	EUR	100,000	120,731
	Tyson Foods, Inc. 3.95%, due 8/15/24		$105,000	111,364
				475,886
	Food Services 0.1%
	Aramark Services, Inc. 5.125%, due 1/15/24		83,000	88,153

	Forest Products & Paper 0.2%
	Smurfit Kappa Acquisitions Unlimited Co. Series Reg S 2.375%, due 2/1/24	EUR	200,000	243,352

	Health Care - Products 0.2%
	Boston Scientific Corp. 2.85%, due 5/15/20		$100,000	101,501
	Hologic, Inc. 5.25%, due 7/15/22 (b)		150,000	158,437
				259,938
	Health Care - Services 0.4%
	DaVita, Inc. 5.75%, due 8/15/22		160,000	165,200
	HCA, Inc. 5.875%, due 3/15/22		150,000	165,900
	Laboratory Corporation of America Holdings 2.625%, due 2/1/20		100,000	101,097
				432,197
	Home Builders 0.0% ‡
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		40,000	42,600

	Household Products & Wares 0.3%
	Spectrum Brands, Inc.
	Series Reg S 4.00%, due 10/1/26	EUR	200,000	247,576
	6.625%, due 11/15/22		$65,000	68,006
				315,582
	Internet 0.2%
	Netflix, Inc. Series Reg S 3.625%, due 5/15/27	EUR	200,000	243,153
	VeriSign, Inc. 4.75%, due 7/15/27 (b)		$51,000	51,765
				294,918
	Lodging 0.2%
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (b)		100,000	101,000
	NH Hotel Group S.A. 3.75%, due 10/1/23	EUR	100,000	125,199
				226,199
	Media 1.5%
¤	Altice Luxembourg S.A. Series Reg S 7.25%, due 5/15/22		320,000	402,371
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.875%, due 4/1/24 (b)		$100,000	107,375
	5.875%, due 5/1/27 (b)		70,000	75,293
	CSC Holdings LLC 10.875%, due 10/15/25 (b)		200,000	249,500
	SFR Group S.A. 6.00%, due 5/15/22 (b)		200,000	209,246
	Sirius XM Radio, Inc.
	3.875%, due 8/1/22 (b)		60,000	61,200
	5.00%, due 8/1/27 (b)		15,000	15,321
	5.75%, due 8/1/21 (b)		210,000	216,027
	6.00%, due 7/15/24 (b)		45,000	48,544
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		200,000	209,188
	Ziggo Secured Finance B.V. Series Reg S 4.25%, due 1/15/27	EUR	200,000	251,034
				1,845,099
	Miscellaneous - Manufacturing 0.1%
	Colfax Corp. Series Reg S 3.25%, due 5/15/25		100,000	121,227

	Oil & Gas 0.2%
	Concho Resources, Inc.
	5.50%, due 10/1/22		$55,000	56,719
	5.50%, due 4/1/23		80,000	82,600
	Continental Resources, Inc. 5.00%, due 9/15/22		23,000	22,784
	Petrobras Global Finance B.V. 7.375%, due 1/17/27		65,000	70,363
	Petroleos Mexicanos 6.75%, due 9/21/47 (b)		50,000	52,600
				285,066
	Packaging & Containers 0.6%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. Series Reg S 6.75%, due 5/15/24	EUR	200,000	265,576
¤	Ball Corp. 4.375%, due 12/15/23		325,000	437,925
				703,501
	Pharmaceuticals 0.1%
	Grifols S.A. Series Reg S 3.20%, due 5/1/25		100,000	120,156

	Pipelines 0.1%
	Cheniere Corpus Christi Holdings LLC 7.00%, due 6/30/24		$100,000	114,500

	Private Equity 0.0% ‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 5.875%, due 2/1/22		50,000	51,398

	Real Estate Investment Trusts 0.2%
	Equinix, Inc.
	5.375%, due 1/1/22		27,000	28,282
	5.375%, due 4/1/23		200,000	208,000
				236,282
	Retail 1.1%
¤	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (b)		480,000	490,800
	Dollar Tree, Inc. 5.75%, due 3/1/23		380,000	402,325
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	5.00%, due 6/1/24 (b)		180,000	187,650
	5.25%, due 6/1/26 (b)		65,000	68,900
	Mobilux Finance S.A.S. Series Reg S 5.50%, due 11/15/24	EUR	100,000	125,327
	O'Reilly Automotive, Inc. 3.80%, due 9/1/22		$80,000	83,824
				1,358,826
	Software 0.1%
	Quintiles IMS, Inc. Series Reg S 3.25%, due 3/15/25	EUR	150,000	182,429

	Telecommunications 0.5%
	Nokia OYJ Series Reg S 2.00%, due 3/15/24		200,000	240,338
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		$50,000	54,000
	6.836%, due 4/28/23		50,000	53,062
	Telefonica Europe B.V. Series Reg S 3.75%, due 12/31/49 (c)	EUR	100,000	123,900
	Telia Co. AB Series Reg S 3.00%, due 4/4/78 (c)		100,000	121,934
				593,234
	Total Corporate Bonds (Cost $11,096,092)			11,757,836

	Foreign Bonds 4.7%
	Belgium 0.1%
	Ontex Group N.V. Series Reg S 4.75%, due 11/15/21		100,000	122,582

	France 1.2%
	Accor S.A. Series Reg S 4.125%, due 6/30/49 (c)		200,000	250,256
	Crown European Holdings S.A. Series Reg S 3.375%, due 5/15/25		115,000	141,943
	HomeVi S.A.S. Series Reg S 6.875%, due 8/15/21		175,000	214,942
	PSA Tresorerie GIE 6.00%, due 9/19/33		75,000	110,981
	Rexel S.A. Series Reg S 3.50%, due 6/15/23		200,000	249,115
	Solvay Finance S.A. Series Reg S 5.869%, due 12/29/49 (c)		200,000	276,394
	Veolia Environnement S.A. Series Reg S 4.85%, due 1/29/49 (c)	GBP	200,000	269,479
				1,513,110
	Germany 1.0%
	CeramTec Group GmbH Series Reg S 8.25%, due 8/15/21	EUR	100,000	123,707
	Kirk Beauty One GmbH Series Reg S 8.75%, due 7/15/23		100,000	129,217
	Techem GmbH Series Reg S 6.125%, due 10/1/19		150,000	182,187
¤	Trionista Holdco GmbH Series Reg S 5.00%, due 4/30/20		400,000	482,015
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
	Series Reg S 5.125%, due 1/21/23		72,900	90,178
	Series Reg S 5.50%, due 9/15/22		162,000	198,162
				1,205,466
	Ireland 0.1%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	Series Reg S 4.125%, due 5/15/23		100,000	125,910
	Series Reg S 4.25%, due 1/15/22		35,065	42,428
				168,338
	Italy 0.1%
	Enel S.p.A. Series Reg S 7.75%, due 9/10/75 (c)	GBP	100,000	150,120

	Luxembourg 0.5%
	Dufry Finance SCA Series Reg S 4.50%, due 8/1/23	EUR	300,000	379,112
	Gestamp Funding Luxembourg S.A. Series Reg S 3.50%, due 5/15/23		100,000	124,156
	Telenet Finance V Luxembourg SCA Series Reg S 6.75%, due 8/15/24		100,000	129,034
				632,302
	Netherlands 0.7%
	InterXion Holding N.V. Series Reg S 6.00%, due 7/15/20		150,000	183,110
	Vonovia Finance B.V. Series Reg S 4.625%, due 4/8/74 (c)		300,000	375,561
	Ziggo Bond Co B.V. Series Reg S 7.125%, due 5/15/24		210,000	280,916
				839,587
	Spain 0.2%
	Cellnex Telecom S.A. Series Reg S 2.375%, due 1/16/24		100,000	121,887
	Telefonica Europe B.V. Series Reg S 5.00%, due 3/31/49 (c)		100,000	127,898
				249,785
	Sweden 0.2%
	Verisure Holding AB Series Reg S 6.00%, due 11/1/22		189,000	242,398

	United Kingdom 0.6%
	Alliance Automotive Finance PLC Series Reg S 6.25%, due 12/1/21		125,000	154,709
¤	Synlab Bondco PLC Series Reg S 6.25%, due 7/1/22		400,000	511,496
				666,205
	Total Foreign Bonds (Cost $5,409,799)			5,789,893

	Total Long-Term Bonds (Cost $16,505,891)			17,547,729

			Shares
	Closed-End Funds 0.3%
	Internet Software & Services 0.3%
	Altaba, Inc. (d)		5,909	345,086

	Total Closed-End Funds (Cost $231,998)			345,086

	Common Stocks 29.4%
	Aerospace & Defense 0.2%
	Leonardo S.p.A. (e)		4,178	72,853
	Spirit AeroSystems Holdings, Inc., Class A (e)		2,400	145,032
				217,885
	Agriculture 0.2%
	Bunge, Ltd. (e)		1,900	148,941
	Universal Corp. (e)		1,800	115,110
				264,051
	Airlines 0.4%
	Air France-KLM (d)(e)		8,497	115,022
	Air New Zealand, Ltd.		31,059	78,140
	Deutsche Lufthansa A.G., Registered (e)		6,089	131,008
	Qantas Airways, Ltd.		30,002	127,688
				451,858
	Apparel 0.5%
	Chargeurs S.A. (e)		768	22,266
	Christian Dior S.E.		840	239,350
	Michael Kors Holdings, Ltd. (d)(e)		4,300	156,692
	Ralph Lauren Corp. (e)		2,000	151,300
				569,608
	Auto Manufacturers 0.4%
	Fiat Chrysler Automobiles N.V. (d)(e)		12,247	147,880
	Peugeot S.A. (e)		6,676	143,717
	Renault S.A. (e)		1,052	94,846
	Wabash National Corp. (e)		5,600	106,848
				493,291
	Auto Parts & Equipment 0.4%
¤	Haldex AB (d)		30,172	402,664
	SAF-Holland S.A.		1,106	19,561
	Sogefi S.p.A. (d)		5,476	27,745
				449,970
	Banks 1.3%
	Aldermore Group PLC (d)		43,141	123,631
	Banca Generali S.p.A.		4,143	147,135
	Bancorp, Inc. (d)(e)		3,200	24,800
	BGEO Group PLC (e)		1,173	53,348
	BNP Paribas S.A. (e)		1,062	82,434
	Customers Bancorp, Inc. (d)(e)		4,300	128,355
	Deutsche Pfandbriefbank A.G. (b)(e)		9,602	126,684
	First BanCorp (d)(e)		24,700	144,742
	Franklin Financial Network, Inc. (d)(e)		2,400	82,920
	Investec PLC (e)		18,982	144,258
	Mediobanca S.p.A. (e)		14,037	146,479
	OFG Bancorp (e)		14,300	143,715
	OneSavings Bank PLC (e)		23,998	125,132
	Raiffeisen Bank International A.G. (d)(e)		5,759	169,892
				1,643,525
	Beverages 0.1%
	Coca-Cola Bottling Co. Consolidated (e)		500	120,045

	Biotechnology 0.0% ‡
	Probi AB		372	17,048

	Building Materials 0.4%
	Buzzi Unicem S.p.A.		6,207	88,689
	Cementir Holding S.p.A.		4,754	33,879
	CSR, Ltd.		38,372	120,335
	Inwido AB		4,429	55,679
	Owens Corning (e)		2,200	147,510
	Polypipe Group PLC (e)		3,368	17,828
				463,920
	Chemicals 1.1%
	Chemours Co. (e)		3,300	157,113
	Covestro A.G. (b)(e)		1,926	149,614
	Lenzing A.G. (e)		530	94,739
	Monsanto Co.		3,190	372,656
	Mosaic Co. (e)		6,100	147,254
	Olin Corp. (e)		4,300	126,764
	Rayonier Advanced Materials, Inc. (e)		8,800	131,208
	Univar, Inc. (d)(e)		5,000	155,200
				1,334,548
	Commercial Services 1.1%
	AerCap Holdings N.V. (d)		500	24,550
	ASTM S.p.A.		2,620	57,224
	Avis Budget Group, Inc. (d)(e)		4,600	141,588
	Barrett Business Services, Inc. (e)		1,300	71,539
	Brink's Co. (e)		1,800	140,670
	CoreLogic, Inc. (d)(e)		700	31,885
	Cross Country Healthcare, Inc. (d)(e)		5,000	58,800
	Everi Holdings, Inc. (d)(e)		9,100	67,886
	INC Research Holdings, Inc., Class A (d)(e)		1,500	82,500
	K12, Inc. (d)(e)		6,400	113,344
	Live Nation Entertainment, Inc. (d)(e)		4,100	152,807
	MoneyGram International, Inc. (d)		24,312	396,772
				1,339,565
	Computers 0.5%
	Carbonite, Inc. (d)(e)		3,500	82,600
	Computershare, Ltd. (e)		12,510	140,813
	CSRA, Inc. (e)		3,100	101,091
	Dell Technologies, Inc., Class V (d)(e)		2,400	154,248
	NCR Corp. (d)(e)		1,300	49,205
	Western Digital Corp. (e)		1,500	127,680
				655,637
	Cosmetics & Personal Care 0.0% ‡
	Avon Products, Inc. (d)		1,100	4,004

	Distribution & Wholesale 0.3%
	D'ieteren S.A. / N.V.		1,372	65,048
	Entertainment One, Ltd.		8,909	28,058
	Essendant, Inc. (e)		6,200	77,376
	Triton International, Ltd. (e)		3,600	129,816
				300,298
	Diversified Financial Services 0.7%
	Deutsche Boerse A.G.		1,340	140,244
	Enova International, Inc. (d)(e)		8,200	118,900
	Genworth Mortgage Insurance Australia, Ltd.		53,131	127,939
	International Personal Finance PLC		5,391	13,515
	INTL. FCStone, Inc. (d)(e)		2,500	97,825
	Legg Mason, Inc. (e)		3,700	148,037
	LPL Financial Holdings, Inc. (e)		3,400	155,584
	World Acceptance Corp. (d)(e)		1,200	90,684
				892,728
	Electric 0.1%
	NRG Energy, Inc. (e)		5,400	132,948

	Electrical Components & Equipment 0.2%
	General Cable Corp. (e)		8,800	169,840
	Leoni A.G. (e)		771	45,622
				215,462
	Electronics 0.3%
	El.En. S.p.A.		1,585	46,514
	Jabil, Inc. (e)		4,700	143,350
	KEMET Corp. (d)(e)		7,300	123,005
	Mycronic AB		3,198	33,371
	Venture Corp., Ltd.		3,800	36,930
				383,170
	Energy - Alternate Sources 0.2%
	Green Plains, Inc. (e)		3,600	71,100
	Renewable Energy Group, Inc. (d)(e)		5,600	70,000
	Vestas Wind Systems A/S (e)		1,529	149,438
				290,538
	Engineering & Construction 0.4%
	Astaldi S.p.A.		19,222	128,111
	Bouygues S.A.		4,609	197,758
	Monadelphous Group, Ltd. (e)		4,672	56,923
	WorleyParsons, Ltd. (d)(e)		11,358	107,038
				489,830
	Entertainment 0.3%
	Evolution Gaming Group AB (b)		521	32,194
	Genting Singapore PLC		183,700	157,924
	International Game Technology PLC (e)		7,800	148,512
	LeoVegas AB (b)		3,025	23,791
				362,421
	Environmental Controls 0.1%
	Derichebourg S.A. (e)		6,153	53,886

	Food 0.8%
	Austevoll Seafood ASA		12,486	111,158
	Casino Guichard Perrachon S.A.		1,654	100,916
	Grieg Seafood ASA (e)		6,620	54,473
	J Sainsbury PLC		44,221	142,829
	Norway Royal Salmon ASA		1,721	29,548
	Pilgrim's Pride Corp. (d)(e)		6,500	157,885
	Salmar ASA (e)		3,237	84,189
	Seaboard Corp. (e)		6	25,650
	Tassal Group, Ltd.		8,174	24,784
	Tyson Foods, Inc., Class A (e)		2,300	145,728
	Whole Foods Market, Inc.		3,556	148,499
				1,025,659
	Forest Products & Paper 0.2%
	Ence Energia y Celulosa S.A.		27,407	116,800
	UPM-Kymmene OYJ (e)		4,853	132,192
				248,992
	Gas 0.2%
	Western Gas Equity Partners, L.P. (e)		6,100	257,847

	Health Care - Products 0.7%
	AngioDynamics, Inc. (d)(e)		3,200	52,000
	Bruker Corp. (e)		5,000	143,400
	Integer Holdings Corp. (d)(e)		2,800	128,240
	Intersect ENT, Inc. (d)(e)		4,300	117,820
	Lantheus Holdings, Inc. (d)(e)		5,900	108,855
	LeMaitre Vascular, Inc. (e)		2,500	90,175
	Masimo Corp. (d)(e)		1,300	122,980
	West Pharmaceutical Services, Inc. (e)		1,600	141,920
				905,390
	Health Care - Services 0.4%
	Centene Corp. (d)(e)		1,800	142,956
	Molina Healthcare, Inc. (d)(e)		1,700	113,560
	Providence Service Corp. (d)(e)		800	41,232
	WellCare Health Plans, Inc. (d)(e)		800	141,592
				439,340
	Holding Company - Diversified 0.1%
	Seven Group Holdings, Ltd. (e)		13,608	130,201

	Home Builders 0.5%
	Barratt Developments PLC (e)		18,497	150,213
	Beazer Homes USA, Inc. (d)(e)		9,000	119,340
	Bellway PLC (e)		748	31,482
	Berkeley Group Holdings PLC (e)		3,351	154,569
	Persimmon PLC (e)		4,576	151,181
	Taylor Morrison Home Corp., Class A (d)(e)		1,900	42,978
				649,763
	Home Furnishing 0.0% ‡
	Hooker Furniture Corp. (e)		400	16,880

	Household Products & Wares 0.2%
	Henkel A.G. & Co. KGaA		1,452	182,889

	Insurance 0.6%
	Aegon N.V. (e)		26,649	149,502
	ASR Nederland N.V. (e)		1,722	65,130
	Maiden Holdings, Ltd. (e)		6,400	71,040
	NN Group N.V. (e)		3,792	153,927
	Societa Cattolica di Assicurazioni SCRL		15,667	135,483
	State National Cos., Inc.		7,025	146,682
				721,764
	Internet 0.3%
	Blucora, Inc. (d)(e)		5,900	132,160
	Endurance International Group Holdings, Inc. (d)(e)		11,700	108,225
	FTD Cos., Inc. (d)(e)		2,900	56,985
	Groupon, Inc. (d)		3,400	12,784
	Overstock.com, Inc. (d)(e)		2,700	43,200
				353,354
	Investment Companies 0.2%
	Asian Pay Television Trust		72,000	30,550
	EXOR N.V.		3,891	233,072
				263,622
	Iron & Steel 0.5%
	BlueScope Steel, Ltd. (e)		13,145	138,601
	Ferrexpo PLC		45,520	143,181
	Fortescue Metals Group, Ltd.		35,395	162,534
	Outokumpu OYJ (e)		15,305	128,819
	United States Steel Corp. (e)		3,800	89,262
				662,397
	Leisure Time 0.3%
	Norwegian Cruise Line Holdings, Ltd. (d)(e)		1,800	99,126
	Royal Caribbean Cruises, Ltd. (e)		1,300	146,991
	TUI A.G. (e)		9,698	152,395
				398,512
	Lodging 0.1%
	Scandic Hotels Group AB (b)		9,281	129,034

	Machinery - Construction & Mining 0.1%
	Danieli & C Officine Meccaniche S.p.A.		3,082	57,682
	Oshkosh Corp. (e)		100	6,886
	Terex Corp. (e)		2,300	90,551
				155,119
	Machinery - Diversified 0.5%
	Bobst Group S.A., Registered (e)		1,205	134,214
	Deutz A.G.		3,864	28,717
	DXP Enterprises, Inc. (d)(e)		3,500	100,065
	Ichor Holdings, Ltd. (d)(e)		2,700	62,046
	NN, Inc. (e)		2,100	58,170
	Pfeiffer Vacuum Technology A.G. (e)		1,660	281,502
				664,714
	Media 0.2%
	GEDI Gruppo Editoriale S.p.A. (d)		672	626
	Nine Entertainment Co. Holdings, Ltd.		31,387	36,158
	tronc, Inc. (d)(e)		11,200	143,024
				179,808
	Metal Fabricate & Hardware 0.2%
	Global Brass & Copper Holdings, Inc. (e)		2,700	86,535
	Sims Metal Management, Ltd. (e)		10,488	130,387
				216,922
	Mining 0.9%
	Anglo American PLC (d)(e)		9,967	164,709
	Dominion Diamond Corp.		28,150	396,352
	Mineral Resources, Ltd. (e)		14,550	142,823
	Newmont Mining Corp. (e)		3,500	130,095
	Rio Tinto, Ltd. (e)		2,846	149,791
	South32, Ltd.		8,921	20,768
	St. Barbara, Ltd. (d)		22,019	47,737
				1,052,275
	Miscellaneous - Manufacturing 0.3%
	AGFA-Gevaert N.V. (d)		12,395	57,827
	Fenner PLC		23,064	104,910
	GWA Group, Ltd.		8,745	22,667
	Trinity Industries, Inc. (e)		1,900	52,079
	Vesuvius PLC (e)		17,501	125,498
				362,981
	Office & Business Equipment 0.2%
	Neopost S.A. (e)		2,623	120,230
	Pitney Bowes, Inc. (e)		9,300	146,382
				266,612
	Oil & Gas 1.1%
	Antero Midstream Partners, L.P. (e)		5,600	194,264
	Beach Energy, Ltd.		68,576	37,305
	CVR Energy, Inc. (e)		3,400	64,294
	Delek U.S. Holdings, Inc. (e)		2,721	71,045
	Dominion Energy Midstream Partners, L.P. (e)		7,100	198,800
	EnQuest PLC (d)		105,374	46,575
	Ensco PLC, Class A (e)		14,000	74,060
	EQT GP Holdings, L.P. (e)		8,000	233,600
	HollyFrontier Corp. (e)		2,000	57,680
	Nabors Industries, Ltd. (e)		5,100	39,321
	QEP Resources, Inc. (d)(e)		7,400	63,418
	Saras S.p.A.		41,058	94,439
	Southwestern Energy Co. (d)(e)		9,700	55,290
	Stone Energy Corp. (d)(e)		3,300	71,214
	Transocean, Ltd. (d)(e)		8,200	70,930
				1,372,235
	Oil & Gas Services 1.5%
	Baker Hughes, a GE Co. (e)		8,770	323,525
	Exterran Corp. (d)(e)		5,200	143,988
	Halliburton Co.		5,590	237,240
	Maire Tecnimont S.p.A.		26,334	147,704
	McDermott International, Inc. (d)(e)		19,200	129,984
	Oceaneering International, Inc. (e)		6,100	156,465
	Petrofac, Ltd. (e)		10,315	60,835
	Rice Midstream Partners, L.P. (e)		12,300	256,578
	Subsea 7 S.A. (e)		9,071	134,285
	TechnipFMC PLC (d)		8,394	239,825
				1,830,429
	Pharmaceuticals 1.9%
	Akorn, Inc. (d)		6,532	219,606
	Amphastar Pharmaceuticals, Inc. (d)(e)		6,700	115,776
	AstraZeneca PLC, Sponsored ADR		2,680	80,882
	Catalent, Inc. (d)(e)		3,400	117,980
	Corcept Therapeutics, Inc. (d)(e)		8,400	104,748
	Depomed, Inc. (d)(e)		7,258	74,830
	Diplomat Pharmacy, Inc. (d)(e)		8,200	130,134
	Endo International PLC (d)(e)		12,100	133,342
	H. Lundbeck A/S (e)		300	18,027
	Heska Corp. (d)(e)		1,200	131,448
	Horizon Pharma PLC (d)		14,636	175,339
	Impax Laboratories, Inc. (d)(e)		3,800	73,530
	Mallinckrodt PLC (d)(e)		700	32,060
	Mylan N.V. (d)		3,333	129,954
	Patheon N.V. (d)		4,146	144,944
	Perrigo Co. PLC (e)		900	67,428
	Phibro Animal Health Corp., Class A (e)		3,400	129,880
	Sanofi (e)		999	95,461
	Shire PLC, ADR		426	71,372
	Sucampo Pharmaceuticals, Inc., Class A (d)(e)		11,600	125,860
	Supernus Pharmaceuticals, Inc. (d)(e)		2,500	101,125
	TESARO, Inc. (d)		504	64,341
				2,338,067
	Pipelines 4.4%
	Andeavor Logistics, L.P.		5,400	281,502
	Antero Midstream GP, L.P. (d)		10,200	216,546
	Cheniere Energy, Inc. (d)(e)		5,600	253,120
	Energy Transfer Equity, L.P. (e)		22,700	401,109
¤	Energy Transfer Partners, L.P. (e)		21,200	438,628
	EnLink Midstream LLC (e)		10,600	186,030
	Enterprise Products Partners, L.P. (e)		12,500	340,000
	Genesis Energy, L.P. (e)		4,900	147,980
	Kinder Morgan, Inc. (e)		13,300	271,719
	Magellan Midstream Partners, L.P. (e)		2,400	167,424
¤	MPLX, L.P. (e)		11,500	418,025
	ONEOK, Inc. (e)		3,500	197,995
	Phillips 66 Partners, L.P. (e)		5,800	291,508
	Plains GP Holdings, L.P., Class A (d)(e)		5,000	136,700
	SemGroup Corp., Class A		5,100	137,955
	Shell Midstream Partners, L.P. (e)		9,800	280,084
	Targa Resources Corp. (e)		8,000	371,280
	Valero Energy Partners, L.P. (e)		6,400	285,632
¤	Williams Cos., Inc. (e)		13,500	429,030
	Williams Partners, L.P. (e)		3,500	145,005
				5,397,272
	Retail 1.5%
	Barnes & Noble, Inc. (e)		9,600	78,240
	Best Buy Co., Inc. (e)		1,786	104,195
	Cewe Stiftung & Co KGAA		426	37,722
	Debenhams PLC		87,640	49,722
	Dick's Sporting Goods, Inc. (e)		2,600	97,084
	Dixons Carphone PLC		17,292	61,372
	EI Group PLC (d)		42,611	80,115
	Foot Locker, Inc. (e)		800	37,752
	GameStop Corp., Class A (e)		4,600	99,774
	Gap, Inc. (e)		4,300	102,469
	Liberty Interactive Corp. QVC Group, Class A (d)(e)		6,200	148,428
	Matas A/S		2,586	39,929
	Nu Skin Enterprises, Inc., Class A (e)		2,300	145,728
	Office Depot, Inc.		41,150	241,550
	Pier 1 Imports, Inc.		20,500	94,505
	Rallye S.A.		1,088	23,119
	Regis Corp. (d)(e)		11,400	120,042
	Rush Enterprises, Inc., Class A (d)(e)		3,300	142,329
	Staples, Inc.		13,200	133,980
				1,838,055
	Semiconductors 0.6%
	BE Semiconductor Industries N.V. (e)		2,263	147,047
	NXP Semiconductors N.V. (d)		980	108,123
	Siltronic A.G. (d)(e)		1,340	145,939
	SOITEC (d)(e)		437	27,703
	STMicroelectronics N.V. (e)		8,806	150,426
	Ultra Clean Holdings, Inc. (d)(e)		6,500	152,425
				731,663
	Shipbuilding 0.1%
	Yangzijiang Shipbuilding Holdings, Ltd.		157,800	164,769

	Software 0.4%
	Akamai Technologies, Inc. (d)(e)		2,900	136,706
	Nuance Communications, Inc. (d)(e)		8,300	143,590
	Quality Systems, Inc. (d)(e)		4,700	80,370
	Take-Two Interactive Software, Inc. (d)(e)		1,900	151,012
				511,678
	Telecommunications 0.9%
	ARRIS International PLC (d)(e)		4,600	128,616
	Eutelsat Communications S.A. (e)		5,612	152,070
	Koninklijke KPN N.V.		21,060	76,388
	Straight Path Communications, Inc., Class B (d)		1,580	283,452
	T-Mobile U.S., Inc. (d)		2,247	138,550
	TDC A/S		22,876	141,103
	Telecom Italia S.p.A.		167,281	137,332
				1,057,511
	Transportation 0.2%
	Ansaldo STS S.p.A. (d)		5,640	77,449
	Golden Ocean Group, Ltd. (d)(e)		722	5,243
	International Seaways, Inc. (d)(e)		1,600	36,496
	Ryder System, Inc. (e)		2,000	145,520
				264,708
	Trucking & Leasing 0.1%
	Greenbrier Cos., Inc. (e)		2,600	117,000

	Total Common Stocks (Cost $34,155,065)			36,053,698

	Preferred Stocks 0.0%‡
	Health Care - Products 0.0% ‡
	Draegerwerk A.G. & Co. KGaA (e) 0.22%		470	50,575

	Total Preferred Stocks (Cost $52,847)			50,575

	Notional Amount	Value
Purchased Put Options 0.0%‡
Euro-BOBL Strike Price $131.50 Expires 8/25/17, American Style	1,500,000	1,154
Total Purchased Options (Cost $5,175)		1,154

Short-Term Investments 64.7%	Principal Amount
Repurchase Agreements 39.1%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $46,439,798 (Collateralized by United States Treasury and Government Agency Securities with rates between 1.00% and 1.875% and maturity dates between 9/15/18 and 8/15/19, with a Principal Amount of $47,155,000 and a Market Value of $47,384,744)	$46,439,643	46,439,643
State Street Bank and Trust Co. 0.05%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $1,433,562 (Collateralized by United States Treasury securities with a rate of 2.00% and a maturity date of 8/31/21, with a Principal Amount of $1,440,000 and a Market Value of $1,467,759) (f)	1,433,560	1,433,560
Total Repurchase Agreements (Cost $47,873,203)		47,873,203

U.S. Government & Federal Agencies 25.6%
0.936%, due 9/21/17 (g)	6,305,300	6,297,082
0.94%, due 8/24/17 (f)(g)	6,300,000	6,296,088
0.96%, due 9/14/17 (f)(g)	2,179,600	2,177,015
0.98%, due 11/21/17 (g)	5,274,700	5,267,358
1.10%, due 10/19/17 (f)	5,300,000	5,287,290
1.16%, due 4/26/18 (f)(g)	6,060,000	6,008,569
Total U.S. Government & Federal Agencies (Cost $31,337,520)		31,333,402
Total Short-Term Investments (Cost $79,210,723)		79,206,605
Total Investments, Before Investments Sold Shorts (Cost $130,161,699) (h)	108.7%	133,204,847

		Shares
	Investments Sold Short (22.5%)
	Common Stocks Sold Short (18.9%)
	Advertising (0.1%)
	JCDecaux S.A.	(4,332)	(154,129)

	Aerospace & Defense (0.4%)
	Cobham PLC	(85,573)	(149,825)
	Rolls-Royce Holdings PLC (d)	(12,174)	(142,634)
	TransDigm Group, Inc.	(500)	(141,070)
			(433,529)

	Airlines (0.1%)
	Norwegian Air Shuttle ASA (d)	(5,334)	(131,266)

	Apparel (0.2%)
	Geox S.p.A.	(16,282)	(64,609)
	Tod's S.p.A.	(726)	(50,449)
▪	Under Armour, Inc.
	Class A (d)	(2,300)	(46,046)
	Class C (d)	(7,200)	(130,392)
			(291,496)
	Auto Parts & Equipment (0.1%)
	Bertrandt A.G.	(547)	(52,159)
	Motorcar Parts of America, Inc. (d)	(4,200)	(117,474)
			(169,633)
	Banks (1.0%)
	Access National Corp.	(500)	(13,295)
	Banca Monte dei Paschi di Siena S.p.A. (d)(i)(j)	(2,627)	(14,069)
	BOK Financial Corp.	(1,700)	(144,619)
	Commonwealth Bank of Australia	(1,052)	(70,467)
	Credito Valtellinese S.p.A. (d)	(28,774)	(139,385)
	EFG International A.G. (d)	(5,962)	(44,332)
	FB Financial Corp. (d)	(3,900)	(134,043)
	HSBC Holdings PLC	(14,499)	(144,814)
	Live Oak Bancshares, Inc.	(3,700)	(93,425)
	Metro Bank PLC (d)	(680)	(32,496)
	Pacific Continental Corp.	(2,600)	(66,040)
	Republic First Bancorp, Inc. (d)	(15,800)	(140,620)
	UniCredit S.p.A. (d)	(7,450)	(146,753)
	Webster Financial Corp.	(1,300)	(67,509)
			(1,251,867)
	Beverages (0.1%)
	Anheuser-Busch InBev S.A. / N.V.	(1,249)	(150,518)

	Biotechnology (0.8%)
	Ablynx N.V. (d)	(4,337)	(65,717)
	Cellectis S.A. (d)	(1,116)	(27,255)
	Dermira, Inc. (d)	(5,000)	(137,650)
	Genfit (d)	(3,324)	(106,283)
	Genmab A/S (d)	(278)	(63,235)
	Illumina, Inc. (d)	(800)	(139,080)
	Innate Pharma S.A. (d)	(6,343)	(81,396)
	Omeros Corp. (d)	(6,800)	(142,528)
	Paratek Pharmaceuticals, Inc. (d)	(6,000)	(116,700)
	Pharma Mar S.A. (d)	(13,098)	(59,696)
			(939,540)
	Building Materials (0.1%)
	James Hardie Industries PLC	(5,797)	(88,856)

	Chemicals (0.3%)
	Essentra PLC	(3,733)	(26,375)
	SGL Carbon S.E. (d)	(11,564)	(145,862)
	Symrise A.G.	(2,010)	(140,934)
			(313,171)
	Coal (0.1%)
	Warrior Met Coal, Inc.	(7,800)	(170,508)

	Commercial Services (1.0%)
	Brambles, Ltd.	(19,635)	(145,142)
	Brunel International N.V.	(1,999)	(30,728)
	Capita PLC	(16,856)	(146,449)
	Caverion Corp. (d)	(2,090)	(17,492)
	Dignity PLC	(759)	(25,507)
	Groupe Eurotunnel S.E., Registered	(13,381)	(148,298)
	Macquarie Infrastructure Corp.	(1,900)	(144,039)
	MarketAxess Holdings, Inc.	(800)	(162,312)
	Spotless Group Holdings, Ltd.	(738)	(679)
	Textainer Group Holdings, Ltd. (d)	(10,100)	(163,620)
	Weight Watchers International, Inc. (d)	(2,100)	(75,222)
	WEX, Inc. (d)	(1,300)	(141,284)
			(1,200,772)
	Computers (0.2%)
	NCC Group PLC	(6,731)	(17,229)
	NEXTDC, Ltd. (d)	(19,749)	(64,935)
	Serco Group PLC (d)	(53,571)	(78,456)
	Syntel, Inc.	(600)	(11,694)
	Tobii AB (d)	(23,636)	(105,975)
			(278,289)
	Cosmetics & Personal Care (0.2%)
	Coty, Inc., Class A	(7,900)	(161,792)
	e.l.f. Beauty, Inc. (d)	(4,500)	(114,165)
			(275,957)
	Country Funds - Closed-end (0.1%)
	Flow Traders (b)	(2,217)	(67,134)

	Distribution & Wholesale (0.2%)
	Bapcor, Ltd.	(19,075)	(86,219)
	Fastenal Co.	(3,400)	(146,064)
			(232,283)
	Diversified Financial Services (0.6%)
	Credit Acceptance Corp. (d)	(600)	(149,460)
	GRENKE A.G.	(404)	(34,932)
	Hypoport A.G. (d)	(683)	(94,194)
	Navient Corp.	(8,800)	(129,800)
	On Deck Capital, Inc. (d)	(5,400)	(23,220)
	Provident Financial PLC	(4,937)	(134,316)
	Tamburi Investment Partners S.p.A.	(9,301)	(62,595)
	WisdomTree Investments, Inc.	(11,900)	(124,236)
			(752,753)
	Electrical Components & Equipment (0.1%)
	SMA Solar Technology A.G.	(3,936)	(142,858)

	Electronics (0.4%)
	Fingerprint Cards AB, Class B (d)	(33,338)	(156,082)
	GoPro, Inc., Class A (d)	(14,100)	(116,184)
	Koninklijke Philips N.V.	(3,997)	(153,211)
			(425,477)
	Energy - Alternate Sources (0.3%)
	Nordex S.E. (d)	(9,899)	(135,231)
	Plug Power, Inc. (d)	(27,100)	(61,246)
	Sunrun, Inc. (d)	(20,600)	(155,118)
	Vivint Solar, Inc. (d)	(4,300)	(22,145)
			(373,740)
	Engineering & Construction (0.3%)
	KBR, Inc.	(8,600)	(128,312)
	NV5 Global, Inc. (d)	(2,300)	(95,565)
	SATS, Ltd.	(26,300)	(93,738)
	Sydney Airport	(3,912)	(21,062)
			(338,677)
	Entertainment (0.4%)
	Caesars Acquisition Co., Class A (d)	(7,500)	(145,500)
	Codere S.A. (d)	(123,005)	(65,526)
	IMAX Corp. (d)	(5,500)	(117,700)
	Juventus Football Club S.p.A (d)	(133,606)	(93,712)
	Tabcorp Holdings, Ltd.	(30,515)	(102,042)
			(524,480)
	Environmental Controls (0.1%)
	Energy Recovery, Inc. (d)	(16,000)	(121,600)

	Food (0.8%)
	Amplify Snack Brands, Inc. (d)	(13,200)	(138,072)
	Bellamy's Australia, Ltd.	(2,410)	(13,592)
	Cal-Maine Foods, Inc. (d)	(4,000)	(152,600)
	Chocoladefabriken Lindt & Sprungli A.G., Registered	(2)	(136,326)
	Chocoladefabriken Lindt & Sprungli A.G.	(9)	(51,239)
	Chr. Hansen Holding A/S	(1,896)	(152,712)
	Colruyt S.A.	(2,759)	(154,748)
	Dairy Crest Group PLC	(3,027)	(23,703)
	Ocado Group PLC (d)	(32,102)	(127,532)
	Wessanen N.V.	(2,760)	(48,683)
			(999,207)
	Hand & Machine Tools (0.0%) ‡
	KUKA A.G.	(2)	(271)

	Health Care - Products (0.6%)
	ABIOMED, Inc. (d)	(1,000)	(148,090)
	Accelerate Diagnostics, Inc. (d)	(5,000)	(131,250)
	Cerus Corp. (d)	(27,600)	(62,376)
	Nanosonics, Ltd. (d)	(42,449)	(80,144)
	Nordic Nanovector ASA (d)	(3,292)	(35,106)
	Novan, Inc. (d)	(1,100)	(6,578)
	Novocure, Ltd. (d)	(3,900)	(80,340)
	Patterson Cos., Inc.	(3,200)	(133,504)
	Pulse Biosciences, Inc. (d)	(2,500)	(48,575)
	RaySearch Laboratories AB (d)	(1,001)	(24,548)
			(750,511)
	Health Care - Services (0.6%)
	Acadia Healthcare Co., Inc. (d)	(3,000)	(158,790)
	Brookdale Senior Living, Inc. (d)	(6,500)	(92,300)
	Envision Healthcare Corp. (d)	(2,400)	(135,432)
	Healthscope, Ltd.	(33,114)	(55,102)
	MEDNAX, Inc. (d)	(2,500)	(117,450)
	Teladoc, Inc. (d)	(4,100)	(134,480)
			(693,554)
	Home Builders (0.1%)
	LGI Homes, Inc. (d)	(3,400)	(150,620)

	Household Products & Wares (0.1%)
	Societe BIC S.A.	(1,215)	(142,494)

	Insurance (0.4%)
	Ambac Financial Group, Inc. (d)	(8,200)	(167,526)
	Citizens, Inc. (d)	(4,100)	(33,005)
	MBIA, Inc. (d)	(14,100)	(143,397)
	Trupanion, Inc. (d)	(5,400)	(128,628)
			(472,556)
	Internet (0.7%)
	FireEye, Inc. (d)	(9,600)	(140,448)
	Liberty Ventures, Series A (d)	(2,700)	(163,566)
	Pandora Media, Inc. (d)	(16,200)	(144,990)
	Solocal Group (d)	(37,427)	(37,660)
	Yoox Net-A-Porter Group S.p.A. (d)	(4,342)	(143,665)
	Zillow Group, Inc., Class C (d)	(3,100)	(139,996)
	zooplus A.G. (d)	(375)	(71,605)
			(841,930)
	Investment Company (0.1%)
	Leonteq A.G. (d)	(2,178)	(122,983)

	Iron & Steel (0.1%)
	Allegheny Technologies, Inc.	(7,800)	(147,732)

	Leisure Time (0.0%) ‡
	Ardent Leisure Group	(24,482)	(40,934)

	Lodging (0.1%)
	Accor S.A.	(3,037)	(141,148)

	Machinery - Diversified (0.4%)
	Burckhardt Compression Holding A.G.	(145)	(43,075)
	Cognex Corp.	(1,600)	(152,096)
	Wabted Corp.	(1,600)	(120,576)
	Welbilt, Inc. (d)	(7,500)	(146,175)
			(461,922)
	Media (0.5%)
	Liberty Broadband Corp., Class A (d)	(1,700)	(168,164)
▪	Liberty Media Corp-Liberty Formula One
	Class A (d)	(3,800)	(128,250)
	Class C (d)	(2,000)	(70,340)
▪	Schibsted ASA
	Class A	(5,170)	(131,965)
	Class B	(2,298)	(53,776)
			(552,495)
	Metal Fabricate & Hardware (0.2%)
	Tenaris S.A.	(6,585)	(104,379)
	Valmont Industries, Inc.	(1,000)	(152,700)
			(257,079)
	Mining (1.1%)
	Ferroglobe Representation & Warranty Insurance Trust (d)(i)(j)	(3,200)	0
	Galaxy Resources, Ltd. (d)	(87,817)	(129,267)
	Independence Group NL	(50,686)	(122,052)
	Nyrstar N.V. (d)	(14,902)	(96,778)
	Orocobre, Ltd. (d)	(44,185)	(113,114)
	Randgold Resources, Ltd.	(1,534)	(142,892)
	Royal Gold, Inc.	(1,800)	(155,988)
	Saracen Mineral Holdings, Ltd. (d)	(134,131)	(144,325)
	Sirius Minerals PLC (d)	(298,175)	(118,810)
	Syrah Resources, Ltd. (d)	(58,201)	(134,095)
	U.S. Silica Holdings, Inc.	(3,100)	(90,303)
	Western Areas, Ltd. (d)	(72,751)	(137,936)
			(1,385,560)
	Miscellaneous - Manufacturing (0.1%)
	Axon Enterprise, Inc. (d)	(2,400)	(59,016)
	Proto Labs, Inc. (d)	(1,000)	(73,900)
			(132,916)
	Office & Business Equipment (0.1%)
	SLM Solutions Group A.G. (d)	(2,259)	(100,817)

	Oil & Gas (0.5%)
	Cabot Oil & Gas Corp.	(2,900)	(72,123)
	Diamondback Energy, Inc. (d)	(800)	(76,704)
	EP Energy Corp., Class A (d)	(17,800)	(60,164)
	Helmerich & Payne, Inc.	(1,200)	(60,745)
	Lundin Petroleum AB (d)	(3,577)	(81,386)
	Parsley Energy, Inc., Class A (d)	(2,500)	(73,200)
	Ring Energy, Inc. (d)	(5,500)	(71,830)
	WildHorse Resource Development Corp. (d)	(5,900)	(77,998)
			(574,150)
	Oil & Gas Services (1.0%)
	Aker Solutions ASA (d)	(18,705)	(93,658)
	C&J Energy Services, Inc. (d)	(3,500)	(113,190)
	Flotek Industries, Inc. (d)	(13,600)	(114,512)
	Forum Energy Technologies, Inc. (d)	(7,900)	(104,675)
	Keane Group, Inc. (d)	(7,800)	(119,574)
	Mammoth Energy Services, Inc. (d)	(1,900)	(27,873)
	NCS Multistage Holdings, Inc. (d)	(1,600)	(35,920)
	Petroleum Geo-Services ASA (d)	(18,291)	(39,988)
	RPC, Inc.	(7,100)	(147,041)
	Saipem S.p.A. (d)	(36,357)	(148,916)
	Schoeller-Bleckmann Oilfield Equipment A.G. (d)	(1,256)	(95,159)
	Solaris Oilfield Infrastructure, Inc., Class A (d)	(2,800)	(36,540)
	Weatherford International PLC (d)	(30,000)	(133,800)
			(1,210,846)
	Packaging & Containers (0.0%) ‡
	Ardagh Group S.A.	(1,100)	(24,684)

	Pharmaceuticals (1.0%)
	AB Science S.A. (d)	(3,938)	(45,732)
	Aclaris Therapeutics, Inc. (d)	(5,200)	(149,760)
	ALK-Abello A/S	(474)	(74,696)
	Blackmores, Ltd.	(1,717)	(121,564)
	DexCom, Inc. (d)	(2,000)	(133,220)
	Hikma Pharmaceuticals PLC	(3,363)	(62,652)
	Intra-Cellular Therapies, Inc. (d)	(12,200)	(141,154)
	Premier, Inc., Class A (d)	(4,000)	(139,600)
	Revance Therapeutics, Inc. (d)	(6,200)	(141,050)
	Santhera Pharmaceuticals Holding A.G., Registered (d)	(164)	(12,195)
	TherapeuticsMD, Inc. (d)	(25,900)	(146,335)
	Zealand Pharma A/S (d)	(701)	(13,948)
			(1,181,906)
	Pipelines (0.1%)
	Cheniere Energy, Inc. (d)(e)	(1,500)	(67,800)
	Tellurian, Inc. (d)	(7,500)	(68,625)
			(136,425)
	Private Equity (0.1%)
	AURELIUS Equity Opportunities S.E. & Co. KGaA	(2,284)	(134,595)

	Retail (1.4%)
	AO World PLC (d)	(373)	(579)
	At Home Group, Inc. (d)	(4,400)	(100,144)
	CarMax, Inc. (d)	(1,500)	(99,375)
	Domino's Pizza Enterprises, Ltd.	(3,326)	(141,847)
	Duluth Holdings, Inc., Class B (d)	(6,200)	(120,156)
	Floor & Decor Holdings, Inc., Class A (d)	(2,500)	(86,550)
	Freshpet, Inc. (d)	(3,600)	(61,380)
	Hennes & Mauritz AB, Class B	(5,745)	(149,784)
	J.C. Penney Co., Inc. (d)	(7,000)	(37,870)
	Lululemon Athletica, Inc. (d)	(2,400)	(147,936)
	Lumber Liquidators Holdings, Inc. (d)	(3,500)	(86,485)
	Salvatore Ferragamo S.p.A.	(4,581)	(132,917)
	Sears Holdings Corp. (d)	(7,800)	(68,016)
	Shake Shack, Inc., Class A (d)	(2,400)	(79,224)
	Sports Direct International PLC (d)	(13,295)	(66,500)
	Tokmanni Group Corp.	(1,722)	(15,289)
	Wingstop, Inc. (d)	(4,100)	(123,041)
	XXL ASA (b)	(1,696)	(16,501)
	Zalando SE (b)(d)	(3,133)	(140,250)
			(1,673,844)
	Semiconductors (0.2%)
	Imagination Technologies Group PLC (d)	(29,194)	(55,659)
	IPG Photonics Corp. (d)	(900)	(137,376)
	Nanoco Group PLC (d)	(5,282)	(2,614)
			(195,649)
	Software (0.7%)
	Aconex, Ltd. (d)	(42,372)	(129,150)
	Atlassian Corp. PLC, Class A (d)	(1,500)	(53,730)
	Black Knight Financial Services, Inc., Class A (d)	(3,500)	(148,750)
	Castlight Health, Inc., Class B (d)	(3,800)	(16,340)
	CommerceHub, Inc., Series C (d)	(4,100)	(73,718)
	Guidewire Software, Inc. (d)	(2,100)	(151,536)
	NantHealth, Inc. (d)	(600)	(2,568)
	Opera Software ASA (d)	(9,306)	(38,465)
	pdvWireless, Inc. (d)	(1,000)	(24,700)
	Starbreeze AB (d)	(22,345)	(42,067)
	Veeva Systems, Inc., Class A (d)	(1,000)	(63,760)
	Workday, Inc., Class A (d)	(1,400)	(142,954)
			(887,738)
	Telecommunications (0.6%)
	Arista Networks, Inc. (d)	(900)	(134,361)
	Inmarsat PLC	(14,019)	(143,442)
	Quantenna Communications, Inc. (d)	(6,000)	(121,260)
	Shenandoah Telecommunications Co.	(100)	(3,075)
	TalkTalk Telecom Group PLC	(20,903)	(49,643)
	TPG Telecom, Ltd.	(32,840)	(147,386)
	Zayo Group Holdings, Inc. (d)	(4,800)	(157,392)
			(756,559)
	Transportation (0.1%)
	Nordic American Tankers, Ltd.	(11,500)	(67,620)
	Scorpio Bulkers, Inc. (d)	(13,900)	(100,080)
	Singapore Post, Ltd.	(7,400)	(7,181)
			(174,881)
	Total Common Stocks Sold Short (Proceeds $21,878,089)	(18.9)%	(23,174,539)

	Exchange-Traded Funds Sold Short (3.6%) (k)
▪	SPDR S&P 500 ETF Trust	(2,700)	(666,279)
▪	United States Oil Fund, L.P. (d)	(361,100)	(3,712,108)
	Total Exchange-Traded Funds Sold Short (Proceeds $4,379,161)	(3.6)%	(4,378,387)
	Total Investments Sold Short (Proceeds $26,257,250) (m)	(22.5)%	(27,552,926)
	Total Investments, Net of Investments Sold Short (Cost $103,894,099)	86.2	105,651,921
	Other Assets, Less Liabilities	13.8	16,901,734
	Net Assets	100.0%	$122,553,655

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017, excluding short-term investments. May be subject to change daily.
▪	Among the Fund’s 5 largest short positions as of July 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(d)	Non-income producing security.
(e)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(f)	Security, or a portion thereof, was held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.
(g)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for swap contracts.
(h)	As of July 31, 2017, cost was $131,071,254 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$4,484,458
Gross unrealized depreciation	(2,350,865)
Net unrealized appreciation	$2,133,593

(i)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(14,069), which represented less than one-tenth of a percent of the Fund's net assets.
(j)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of these securities was $(14,069), which represented less than one-tenth of a percent of the Fund's net assets.
(k)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(l)	Interest rate shown represents yield to maturity.
(m)	As of July 31, 2017, cash in the amount of $14,077,815 was on deposit with brokers for short sale transactions.

As of July 31, 2017, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	8/28/17	Societe Generale	EUR	398,455	$468,608	$3,715

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Danish Krone vs. U.S. Dollar	9/21/17	UBS AG	DKK	875,000	$133,475	$(6,196)
Euro vs. U.S. Dollar	8/28/17	Societe Generale	EUR	38,369	44,793	(689)
Euro vs. U.S. Dollar	8/28/17	BNP Paribas S.A.		10,003,878	11,716,573	(141,934)
Euro vs. U.S. Dollar	9/21/17	Societe Generale		1,850,000	2,098,260	(97,612)
Pound Sterling vs. U.S. Dollar	8/29/17	Societe Generale	GBP	325,000	425,400	(3,784)
Swedish Krona vs. U.S. Dollar	9/21/17	Societe Generale	SEK	3,500,000	407,601	(27,114)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(273,614)

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
Euro Bund	(1)	September 2017	$(191,716)	$2,686

1. As of July 31, 2017, cash in the amount of $44,090 is on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium Paid (Received)	Market Value
Euro Bund	Citibank, NA	$160.50	09/22/2017	$(9)	$(4,884)	$(4,475)
Euro Bund	Citibank, NA	161.00	09/22/2017	(18)	(8,276)	(6,180)
Euro Bund	Citibank, NA	161.50	09/22/2017	(9)	(3,605)	(2,024)
					$(16,765)	$(12,679)

As of July 31, 2017, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
$2,340,000	USD	1/22/2018	Fixed 1.314%	3-Month USD-LIBOR	$—	$5,596	$5,596
900,000	USD	2/25/2018	Fixed 1.045%	3-Month USD-LIBOR	—	2,959	2,959
1,080,000	USD	6/23/2025	3-Month USD-LIBOR	Fixed 1.29%	—	19,240	19,240
165,000	USD	1/22/2026	Fixed 1.314%	3-Month USD-LIBOR	—	(4,209)	(4,209)
					$—	$23,586	$23,586

As of July 31, 2017, the Fund held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit CDX North American Investment Grade Series 27	12/20/2021	Sell		$4,265	1.00%	$53,811	$91,605	$37,794
Markit CDX North American High Yield Series 27	12/20/2021	Sell		6,821	5.00%	405,178	556,281	151,103
iTraxx Europe Crossover Series 27	6/20/2022	Buy	EUR	2,250	(5.00)%	(212,061)	(318,298)	(106,237)
iTraxx Europe Senior Financials Series 27	6/20/2022	Buy		700	(1.00)%	(2,294)	(19,973)	(17,679)
						$244,634	$309,615	$64,981

As of July 31, 2017, the Fund held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Bayer A.G. 5.625%, 5/23/18	Societe Generale S.A.	6/20/2021	Buy	EUR	150	(1.00)%	$(3,035)	$(5,389)	$(2,354)
Bayer A.G. 5.625%, 5/23/18	Societe Generale S.A.	12/20/2021	Buy		100	(1.00)%	(1,977)	(3,785)	(1,808)
Casino Guichard Perrachon S.A. 4.407%, 8/06/19	BNP Paribas S.A.	6/20/2022	Sell		100	(1.00)%	(4,115)	(1,970)	2,145
Electricite de France S.A. 5.625%, 2/21/33	BNP Paribas S.A.	6/20/2022	Buy		100	(1.00)%	(102)	(3,152)	(3,050)
Electricite de France S.A. 5.625%, 2/21/33	Societe Generale S.A.	6/20/2022	Buy		200	(1.00)%	(2,297)	(6,303)	(4,006)
Orange S.A. 5.625%, 5/22/18	BNP Paribas S.A.	6/20/2021	Buy		250	(1.00)%	(3,294)	(8,068)	(4,774)
Repsol International Finance 4.875%, 2/19/19	Societe Generale S.A.	6/20/2022	Buy		50	(1.00)%	(347)	(895)	(548)
Tesco PLC 6.000%, 12/14/29	JPMorgan Chase Bank, N.A.	6/20/2024	Buy		100	(1.00)%	(6,843)	(5,886)	957
Total Capital S.A. 4.875%, 1/28/19	BNP Paribas S.A.	6/20/2021	Buy		100	(1.00)%	(1,148)	(3,690)	(2,542)
Total Capital S.A. 4.875%, 1/28/19	Societe Generale S.A.	6/20/2021	Buy		100	(1.00)%	(1,951)	(3,690)	(1,739)
							$(25,109)	$(42,828)	$(17,719)

1. As of July 31, 2017, cash in the amount of $280,000 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2017.

Total Return Swap Contracts

Open OTC total return equity swap contracts as of July 31, 2017 were as follows1:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Appreciation
UBS AG	Buzzi Unicem SpA	Euro OverNight Index Average minus 0.45%	6/25/2018	$(84)	$5,437
Morgan Stanley Capital Services LLC	Cairo Communication SpA	Euro OverNight Index Average plus 0.55%	4/3/2018	191	2,399
Citibank N.A.	CNH Industrial NV	1 Month LIBOR BBA minus 0.40%	3/1/2025	(23)	1,036
UBS AG	Entertainment One Ltd	1 Month LIBOR BBA plus 0.40%	6/25/2018	113	10,322
Citibank N.A.	GEDI Gruppo Editoriale SpA	1 Month EURIBOR plus 2.75%	3/1/2025	-	2
Morgan Stanley Capital Services LLC	GFK SE	Euro OverNight Index Average plus 0.55%	4/3/2018	100	1,747
Morgan Stanley Capital Services LLC	Groupe Fnac SA	Euro OverNight Index Average plus 0.55%	4/3/2018	152	18,566
Morgan Stanley Capital Services LLC	Havas S.A.	Euro OverNight Index Average plus 0.55%	3/1/2025	201	224
Citibank N.A.	Henkel AG & Co KGaA	1 Month LIBOR BBA minus 0.40%	3/1/2025	(152)	1,094
UBS AG	London Stock Exchange Group PLC	1 Month LIBOR BBA plus 0.40%	6/25/2018	108	3,993
UBS AG	Marriott International Inc/MD	1 Month LIBOR BBA plus 0.35%	6/25/2018	327	13,032
Citibank N.A.	Swatch Group AG/The	1 Month LIBOR BBA plus 0.55%	3/1/2025	91	5,447
UBS AG	Telecom Italia SpA/Milano	1 Month LIBOR BBA plus 0.40%	6/25/2018	19	1,148
Morgan Stanley Capital Services LLC	Ubisoft Entertainment SA	Euro OverNight Index Average plus 0.55%	4/3/2018	221	22,165
Morgan Stanley Capital Services LLC	VCA, Inc.	US Federal Funds Rate plus 0.45%	3/1/2025	310	188
				$1,574	$86,800

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Depreciation
Citibank N.A.	Alibaba Group Holding Ltd	1 Month LIBOR BBA plus 0.35%	3/1/2025	$(160)	$(15,716)
Morgan Stanley Capital Services LLC	AMC Entertainment Holdings Inc	US Federal Funds Rate plus 0.45%	2/21/2018	18	(2,223)
Morgan Stanley Capital Services LLC	Brocade Communications Systems, Inc.	US Federal Funds Rate plus 0.45%	3/1/2025	277	(1,028)
Citibank N.A.	Consumer Staples Select Sector SPDR Fund	1 Month LIBOR BBA minus 0.35%	3/1/2025	(107)	(768)
UBS AG	Danieli & C Officine Meccaniche SpA	Euro OverNight Index Average minus 0.45%	6/25/2018	(44)	(877)
Morgan Stanley Capital Services LLC	Depomed Inc	US Federal Funds Rate plus 0.45%	2/21/2018	77	(4,981)
Citibank N.A.	Fiat Chrysler Automobiles NV	1 Month LIBOR BBA minus 0.40%	3/1/2025	(21)	(1,062)
UBS AG	Gamesa Corp Tecnologica SA	1 Month LIBOR BBA plus 0.40%	6/3/2019	137	(41,931)
Morgan Stanley Capital Services LLC	Haldex AB	1 Month Stockholm Interbank Offered Rate plus 0.45%	9/18/2018	519	(1,287)
Morgan Stanley Capital Services LLC	J Sainsbury PLC	Sterling OverNight Index Average plus 0.55%	2/22/2018	97	(2,776)
UBS AG	Lagardere SCA	Euro OverNight Index Average minus 0.45%	6/25/2018	(58)	(369)
UBS AG	Orange SA	Euro OverNight Index Average minus 0.45%	6/25/2018	(80)	(1,009)
Morgan Stanley Capital Services LLC	Shire PLC	Sterling OverNight Index Average plus 0.55%	2/22/2018	74	(103)
Citibank N.A.	Swatch Group AG/The	1 Month LIBOR BBA minus 1.82%	3/1/2025	(91)	(7,204)
UBS AG	Telecom Italia SpA/Milano	Euro OverNight Index Average minus 0.45%	6/25/2018	(15)	(1,018)
Morgan Stanley Capital Services LLC	Twitter Inc	US Federal Funds Rate plus 0.45%	2/21/2018	39	(3,462)
UBS AG	Vinci SA	1 Month LIBOR BBA minus 0.45%	6/25/2018	(53)	(602)
				$609	$(86,416)

Open OTC total return basket swap contracts as of July 31, 2017 were as follows1:

Swap Counterparty	Reference Obligation	Rate (Paid)/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2018	$3,452	$(115)
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2018	4,740	(406)
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	5/31/2018	4,003	(132)
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2017	2,754	-
Bank of America Merrill Lynch	BofA ML Mean Reversion EUR Index Total Return Index	0.00%	5/31/2018	4,505	49,577
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index**	0.00%	5/31/2018	5,143	(251)
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index**	0.20%	5/31/2018	3,360	(16)
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index**	0.00%	5/31/2018	1,697	-
Bank of America Merrill Lynch	BofA ML Commodity Excess Return Index**	0.00%	5/31/2018	1,686	-
Bank of America Merrill Lynch	BofA ML VIXCSCBKU7 Index	0.00%	9/20/2017	3,103	(52,800)
Societe Generale	SGI BOSS 10% Index	0.60%	5/31/2018	4,539	(51,458)
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	5/31/2018	4,052	(135)
Societe Generale	SGI US Gravity Index	0.60%	5/31/2018	1,039	(7,114)
Societe Generale	SGI NYLIM Custom US Sector Reversal Index	1.00%	5/31/2018	5,117	86,034
				$49,190	$23,184

Open OTC Candriam proprietary total return swap contracts as of July 31, 2017 were as follows1:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation / (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $19,104,849)***	$149,526
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $18,605,523)****	(60,797)
			$88,729

The summaries below provide a breakdown of the derivative contracts comprising the index components of the above Candriam proprietary total return swaps as of July 31, 2017:

Candriam IG Diversified Futures Index

Category	% Breakdown
Physical Index Future	42.66%
Foreign Currency	41.73
Physical Commodity Future	9.97
Currency Future	9.96
Currency	-0.10
Financial Commodity Future	-4.22
Total	100.00

Description	Sector	Notional Amount (000)*	Unrealized Appreciation (Depreciation)
3-Month Euribor Mar20	Financial Commodity Future	(544,345)	4,678
90Day Euro Future Mar20	Financial Commodity Future	236,180	(2,193)
90Day Sterling Future Mar20	Financial Commodity Future	20,923	(771)
Aluminum LME Future Sep17	Physical Commodity Future	(95)	174
AUD/USD Currency Future Sep17	Currency Future	20,545	2,338
Australian Dollar	Foreign Currency	(90)	(21)
BP Currency Future Sep17	Currency Future	(8,508)	(5,506)
Brent Crude Future Oct17	Physical Commodity Future	(422)	(728)
British Pound Sterling	Foreign Currency	(1,092)	(914)
CAC40 10 Euro Future Aug17	Physical Index Future	2,711	(3,806)
Canadian Currency Future Sep17	Currency Future	24,671	(7,542)
CBOE VIX Future Aug17	Physical Index Future	(2,796)	4,513
Copper Future Sep17	Physical Commodity Future	17,132	17,791
Corn Future Dec17	Physical Commodity Future	125,044	(1,922)
Cotton No.2 Future Dec17	Physical Commodity Future	(10,914)	(1,731)
DAX Index Future Sep17	Physical Index Future	1,434	(688)
DJIA MINI e-CBOT Sep17	Physical Index Future	589,734	3,292
Euro	Foreign Currency	504	725
Euro FX Currency Future Sep17	Currency Future	26,093	27,625
Euro Stoxx 50 Sep17	Physical Index Future	1,673	(803)
EURO/JPY Future Sep17	Currency Future	337,259	15,511
Euro-BTP Future Sep17	Financial Commodity Future	(2,580)	(1,282)
Euro-Bund Future Sep17	Financial Commodity Future	(23,965)	806
Euro-OAT Future Sep17	Financial Commodity Future	176	10
FTSE 100 Index Future Sep17	Physical Index Future	(1,640)	(444)
Gasoline RBOB Future Aug17	Physical Commodity Future	4,225	14,125
Gold 100 OZ Future Dec17	Physical Commodity Future	23,176	(6,293)
Hang Seng Index Future Aug17	Physical Index Future	679,759	12,948
Hong Kong Dollar	Foreign Currency	6,931	(27)
Japan 10 Year Bond(OSE) Sep17	Financial Commodity Future	(32,689)	1,193
Japanese Yen	Foreign Currency	57,374	291
Japanese Yen Currency Future Sep17	Currency Future	(8,068)	(4,926)
Korea 3 Year Bond Future Sep17	Financial Commodity Future	98,010	(13)
Live Cattle Future Oct17	Physical Commodity Future	2,866	(2,213)
Mexican Peso Future Sep17	Currency Future	2,081	(9,516)
NASDAQ 100 E-MINI Sep17	Physical Index Future	(6,353)	5,454
Natural Gas Future Sep17	Physical Commodity Future	(10,785)	103,260
New Zealand Dollar Future Sep17	Currency Future	26,110	(8,866)
Nikkei 225 (SGX) Sep17	Physical Index Future	560,837	(775)
Russell 2000 Mini Sep17	Physical Index Future	1,852	(1,301)
S&P500 EMINI Future Sep17	Physical Index Future	(31,961)	5,420
SA RAND Currency (CME) Sep17	Currency Future	1,031	(28,048)
Silver Future Sep17	Physical Commodity Future	37	3,643
South Korean Won	Foreign Currency	1,701,481	752
Soybean Future Nov17	Physical Commodity Future	236,704	(2,459)
SPI 200 Future Sep17	Physical Index Future	2,264	1,956
Sugar #11 (WORLD) Oct17	Physical Commodity Future	(5,127)	(33,789)
Topix Index Future Sep17	Physical Index Future	6,757	(1,865)
U.S. 10 Year Note (CBT)Sep17	Financial Commodity Future	36,257	(3,276)
U.S. 5 Year Note (CBT) Sep17	Financial Commodity Future	35,917	(432)
U.S. Long Bond (CBT) Sep17	Financial Commodity Future	(2,600)	677
United States Dollar	Currency	(4,251)	-
Wheat Future (CBT) Sep17	Physical Commodity Future	30,843	(769)
WTI Crude Future Sep17	Physical Commodity Future	(2,559)	(4,269)
Zinc LME Future Sep17	Physical Commodity Future	11,508	13,103
			103,097
Net Cash and Other Receivables/Payables			46,429
Swaps, at Value			$149,526

Candriam Global Alpha Index

Category	% Breakdown
Foreign Currency	128.26%
Financial Commodity Future	41.95
Physical Index Future	26.73
Currency	3.74
Financial Commodity Option	-0.90
Physical Index Option	-0.97
Currency Option	-2.11
Index Option	-43.05
Currency Future	-53.65
Total	100.00%

Description	Sector	Notional Amount (000)*	Unrealized Appreciation (Depreciation)
£ Future Option Sep17P 126.5	Currency Option	(11)	678
90Day Euro Future Sep18	Financial Commodity Future	70,317	(650)
90Day Euro Future Sep19	Financial Commodity Future	(70,152)	650
AUD/USD Euro 2PM Option Sep17C 75.5	Currency Option	(920)	(1,863)
AUD/USD Euro 2PM Option Sep17C 76	Currency Option	317	718
AUD/USD Euro 2PM Option Sep17C 80	Currency Option	(237)	-
Australian 10 Year Bond Future Sep17	Financial Commodity Future	13,703	1,172
Australian Dollar	Foreign Currency	853	202
BP Currency Future Sep17	Currency Future	2,396	1,549
BP Weekly 2PM Option Sep17C 130	Currency Option	535	12,149
BP Weekly 2PM Option Sep17C 133	Currency Option	(230)	(6,872)
British Pound Sterling	Foreign Currency	682	571
CAC 40 Index	Index Option	137	3,394
Canadian Currency 2PM Option Aug17C 76	Currency Option	1,400	(8,170)
Canadian Currency 2PM Option Aug17C 78	Currency Option	(1,112)	11,937
Canadian Currency 2PM Option Aug17P 74	Currency Option	-	11
Canadian Currency Future Sep17	Currency Future	(16,876)	5,154
EURIBOR 2 year Mid Curve Option Dec17C 100	Financial Commodity Option	(38)	632
EURIBOR 2 year Mid Curve Option Dec17C 99.88	Financial Commodity Option	7	-
EURIBOR 2 year Mid Curve Option Dec17P 99.88	Financial Commodity Option	(107)	8
EURIBOR 2 year Mid Curve OptionDec17P 100	Financial Commodity Option	196	(578)
Euro	Foreign Currency	(356)	(511)
Euro Currency 2PM Option Aug17C 1.15	Currency Option	(204)	(5,961)
Euro Currency 2PM Option Aug17C 1.16	Currency Option	(557)	(25,498)
Euro Currency 2PM Option Aug17C 1.18	Currency Option	(39)	(3,282)
Euro Currency 2PM Option Dec17C 1.18	Currency Option	1,084	28,327
Euro Currency 2PM Option Dec17C 1.2	Currency Option	(630)	(18,885)
Euro Currency 2PM Option Dec17P 1.11	Currency Option	(30)	945
Euro Currency 2PM Option Oct17P 1.15	Currency Option	(40)	2,250
Euro Currency 2PM Option Sep17P 1.14	Currency Option	(12)	727
Euro Currency 2PM Option Sep17P 1.15	Currency Option	(10)	691
Euro FX Currency Future Sep17	Currency Future	(4,151)	(4,391)
Euro Stoxx 50 Price EUR	Index Option	15	(2,120)
Euro Stoxx 50 Price EUR	Index Option	19	(3,215)
Euro Stoxx 50 Price EUR	Index Option	(6)	735
Euro Stoxx 50 Price EUR	Index Option	-	8
Euro Stoxx 50 Price EUR	Index Option	(152)	(436)
Euro Stoxx 50 Sep17	Physical Index Future	(9,426)	4,538
Euro Stoxx Bank Sep17	Physical Index Future	7,502	(1,898)
Euro Stoxx Banks Price EUR	Index Option	(16)	44
Euro Stoxx Banks Price EUR	Index Option	(246)	2,116
EURO/JPY Future Sep17	Currency Future	65,085	3,021
Euro-Bobl Future Sep17	Financial Commodity Future	(34,862)	2,477
Euro-Bobl Option Sep17C 131.75	Financial Commodity Option	(227)	2,907
Euro-Bobl Option Sep17C 132.75	Financial Commodity Option	(6)	353
Euro-Bobl Option Sep17P 131.75	Financial Commodity Option	(10)	(253)
Euro-Bobl Option Sep17P 132	Financial Commodity Option	(24)	(641)
Euro-Bobl Option Sep17P 132.5	Financial Commodity Option	59	880
Euro-BTP Future Sep17	Financial Commodity Future	4,516	2,242
Euro-Bund Option Sep17C 161	Financial Commodity Option	(120)	494
Euro-Bund Option Sep17P 159	Financial Commodity Option	(14)	99
Euro-Bund Option Sep17P 160	Financial Commodity Option	(32)	121
Euro-Bund Option Sep17P 163	Financial Commodity Option	298	1,050
FTSE 100 Index	Index Option	(2,411)	604
FTSE 100 Index	Index Option	(14,042)	2,397
FTSE MIB Index Future Sep17	Physical Index Future	1,271	760
FTSE MIB Index Sep17	Index Option	(223)	1,184
Hong Kong Dollar	Foreign Currency	(1,332)	5
IBEX 35 Index Future Aug17	Physical Index Future	9,819	(2,128)
IBEX MINI Index Future Aug17	Physical Index Future	(4,499)	997
IMM Euro Future Option Dec17C 98.75	Financial Commodity Option	(8)	-
IMM Euro Future Option Dec17P 98.38	Financial Commodity Option	(10)	-
IMM Euro Future Option Dec17P 98.5	Financial Commodity Option	44	472
Japanese Yen	Foreign Currency	19,257	98
Japanese Yen 2PM OP Sep17C 90	Currency Option	(152)	(2,909)
Japanese Yen 2PM OP Sep17C 91	Currency Option	(62)	(1,136)
Japanese Yen 2PM OP Sep17P 87	Currency Option	(15)	909
Japanese Yen 2PM OP Sep17P 88.5	Currency Option	(13)	843
Japanese Yen 2PM OP Sep17P 89.5	Currency Option	96	(5,288)
Japanese Yen Currency Future Sep17	Currency Future	5,682	3,466
Long GILT Future Sep17	Financial Commodity Future	(3,159)	596
Mexican Peso Future Sep17	Currency Future	33	(153)
NASDAQ 100 E-MINI Sep17	Physical Index Future	(4,706)	4,036
NASDAQ 100 E-MINI Sep17P 5500	Physical Index Option	(14)	57
Norwegian Krone	Foreign Currency	112	14
Norwegian Krone Sep17	Currency Future	254,340	2,109
OSMI Index Option Sep17	Index Option	(182)	4,064
Russell 2000 Index/Old	Index Option	(45)	3,116
Russell 2000 Index/Old	Index Option	(532)	(1,719)
Russell 2000 Index/Old	Index Option	711	3,510
Russian Ruble Future Sep17	Currency Future	(339,788)	2,236
S&P500 EMINI Option Dec17P 2050	Physical Index Option	(17)	37
S&P500 EMINI Option Sep17C 2450	Physical Index Option	(277)	3,113
S&P500 EMINI Option Sep17C 2480	Physical Index Option	(123)	2,326
S&P500 EMINI Option Sep17C 2500	Physical Index Option	(44)	1,185
S&P500 EMINI Option Sep17P 2450	Physical Index Option	89	-
SA RAND Currency (CME) Sep17	Currency Future	(290)	7,874
Singapore Dollar	Foreign Currency	9	1
South Korean Won	Foreign Currency	32,598	14
Stoxx 600 Auto Sep17	Physical Index Future	7,691	(8,053)
Stoxx 600 Basic Resource Sep17	Physical Index Future	2,352	2,130
STOXX 600 Health Care	Physical Index Future	1,865	1,499
Stoxx 600 Oil Sep17	Physical Index Future	650	291
Stoxx 600 TLCM Sep17	Physical Index Future	1,506	685
STOXX Europe 600 Health Care	Index Option	(183)	6,281
Stoxx Retail Sep17	Physical Index Future	5,302	(1,020)
Swedish Krona	Foreign Currency	(602)	(60)
Swiss Franc	Foreign Currency	(134)	(43)
TRY/USD Future Sep17	Currency Future	12,191	7,434
Turkish Lira	Foreign Currency	28	4
U.S. 10 Year Future Option Sep17C 125.5	Financial Commodity Option	(335)	3,971
U.S. 10 Year Future Option Sep17C 126	Financial Commodity Option	(42)	545
U.S. 10 Year Future Option Sep17C 126.25	Financial Commodity Option	(51)	881
U.S. 10 Year Future Option Sep17C 126.5	Financial Commodity Option	82	(1,988)
U.S. 10 Year Future Option Sep17C 127	Financial Commodity Option	(5)	122
U.S. 10 Year Future Option Sep17C 127.5	Financial Commodity Option	(44)	1,988
U.S. 10 Year Note (CBT)Sep17	Financial Commodity Future	78,178	(7,056)
U.S. 5 Year Future Option Oct17C 116	Financial Commodity Option	(46)	-
U.S. 5 Year Future Option Oct17P 117	Financial Commodity Option	82	-
U.S. 5 Year Future Option Sep17C 118.25	Financial Commodity Option	(9)	122
U.S. 5 Year Note (CBT) Sep17	Financial Commodity Future	(41,825)	503
United States Dollar	Currency	1,490	-
Yen Denom Nikkei Sep17	Physical Index Future	(8,675)	2,783
			51,335
Net Cash and Other Receivables/Payables			(112,132)
Swaps, at Value			$(60,797)

1. As of July 31, 2017, cash in the amount of $1,080,071 was on deposit with brokers for total return equity swap contracts.

* Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

** The total return swap is held in the MainStay Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay Absolute Return Multi-Strategy Fund.

*** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on June 24, 2015 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

**** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

‡ Less than $1,000.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
BP	—British Pound
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAC	—Cotation Assiste´e en Continu (French stock market index)
CBOT	—Chicago Board of Trade
CME	—Chicago Mercantile Exchange
DAX	—Deutscher Aktienindex Index (German stock market index)
DJIA	—Dow Jones Industrial Average
DKK	—Danish Krone
ETF	—Exchange-Traded Fund
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FTSE	—Financial Times Stock Exchange
GBP	—British Pound Sterling
JPY	—Japanese Yen.
LIBOR	—London Interbank Offered Rate
MIB	—Milano Italia Borsa (Italian national stock exchange)
LME	—London Metal Exchange
SA	—South African
SEK	—Swedish Krona
SPDR	—Standard & Poor's Depositary Receipt
SPI	—Sydney Futures Exchange Share Price Index
TRY	—Turkish Lira
USD	—United States Dollar
VIX	—CBOE Volatility Index
WTI	—West Texas Intermediate

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$11,757,836	$—	$11,757,836
Foreign Bonds	—	5,789,893	—	5,789,893
Total Long-Term Bonds	—	17,547,729	—	17,547,729
Closed-End Funds	345,086	—	—	345,086
Common Stocks	36,053,698	—	—	36,053,698
Preferred Stocks	50,575	—	—	50,575
Purchased Options	1,154	—	—	1,154
Short-Term Investments
Repurchase Agreements	—	47,873,203	—	47,873,203
U.S. Government & Federal Agencies	—	31,333,402	—	31,333,402
Total Short-Term Investments	—	79,206,605	—	79,206,605
Total Investments in Securities	36,450,513	96,754,334	—	133,204,847
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	149,526	—	149,526
Credit Default Swap Contracts (b)	—	191,999	—	191,999
Foreign Currency Forward Contracts (b)	—	3,715	—	3,715
Futures Contracts (b)	2,686	—	—	2,686
Interest Rate Swap Contracts (b)	—	27,795	—	27,795
Total Return Basket Swap Contracts (b)	—	135,611	—	135,611
Total Return Equity Swap Contracts (b)	—	86,800	—	86,800
Total Other Financial Instruments	2,686	595,446	—	598,132
Total Investments in Securities and Other Financial Instruments	$36,453,199	$97,349,780	$—	$133,802,979

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks Sold Short (c)	$(23,160,470)	$—	$(14,069)	$(23,174,539)
Exchange-Traded Fund Sold Short	(4,378,387)	—	—	(4,378,387)
Total Investments in Securities Sold Short	(27,538,857)	—	(14,069)	(27,552,926)
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	(60,797)	—	(60,797)
Credit Default Swap Contracts (b)	—	(144,737)	—	(144,737)
Foreign Currency Forward Contracts (b)	—	(277,329)	—	(277,329)
Interest Rate Swap Contracts (b)	—	(4,209)	—	(4,209)
Total Return Basket Swap Contracts (b)	—	(112,427)	—	(112,427)
Total Return Equity Swap Contracts (b)	—	(86,416)	—	(86,416)
Written Options	(12,679)	—	—	(12,679)
Total Other Financial Instruments	(12,679)	(685,915)	—	(698,594)
Total Investments in Securities Sold Short and Other Financial Instruments	$(27,551,536)	$(685,915)	$(14,069)	$(28,251,520)

(a)	For a complete listing of investments and their industries, see the Consolidated Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Consolidated Portfolio of Investments.

(c)	The level 3 security valued at $(14,069) is held in Banks within the Common Stocks Sold Short section of the Consolidated Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2017, a security with a market value of $(43,153) transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of April 30, 2017, the fair value obtained for this common stock sold short, from an independent pricing service, utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017
Common Stocks Sold Short Banks	$-	$-	$-	$29,084	$-	$-	$(43,153)	$-	$(14,069)	$29,084

MainStay Tax Advantaged Short Term Bond Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.3%†
	Corporate Bonds 16.0%
	Agriculture 0.4%
	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	$1,070,000	$1,074,104

	Auto Manufacturers 0.6%
	Daimler Finance North America LLC 1.375%, due 8/1/17 (a)	380,000	380,000
	Ford Motor Credit Co. LLC 2.375%, due 3/12/19	1,500,000	1,509,135
			1,889,135
	Banks 8.8%
	Bank of America Corp.
	2.00%, due 1/11/18	305,000	305,595
	2.65%, due 4/1/19	1,710,000	1,731,079
	5.65%, due 5/1/18	1,000,000	1,028,152
	Capital One Financial Corp. 2.45%, due 4/24/19	900,000	906,636
	Capital One N.A. 1.50%, due 3/22/18	1,000,000	998,714
	Citigroup, Inc. 2.55%, due 4/8/19	2,975,000	3,005,910
	Citizens Bank N.A.
	2.20%, due 5/26/20	900,000	901,087
	2.30%, due 12/3/18	900,000	904,976
	2.50%, due 3/14/19	310,000	312,554
	Goldman Sachs Group, Inc.
	2.90%, due 7/19/18	1,080,000	1,091,707
	7.50%, due 2/15/19	2,000,000	2,167,676
	HSBC USA, Inc. 2.25%, due 6/23/19	1,000,000	1,007,133
	Huntington National Bank 2.20%, due 11/6/18	2,000,000	2,009,882
	JPMorgan Chase & Co. 6.30%, due 4/23/19	3,000,000	3,225,729
¤	Morgan Stanley
	2.375%, due 7/23/19	1,225,000	1,235,296
	2.45%, due 2/1/19	2,400,000	2,420,287
	7.30%, due 5/13/19	1,000,000	1,091,880
	Wells Fargo & Co. 2.125%, due 4/22/19	1,709,000	1,719,815
			26,064,108
	Beverages 0.7%
	Anheuser-Busch InBev Worldwide, Inc. 5.375%, due 1/15/20	1,000,000	1,084,504
	Diageo Capital PLC 4.828%, due 7/15/20	871,920	942,413
			2,026,917
	Biotechnology 0.3%
	Celgene Corp. 2.30%, due 8/15/18	900,000	905,907

	Food 0.4%
	J.M. Smucker Co. 1.75%, due 3/15/18	205,000	205,204
	Sysco Corp. 5.375%, due 3/17/19	1,000,000	1,055,932
			1,261,136
	Health Care - Products 0.3%
	Stryker Corp. 2.00%, due 3/8/19	975,000	978,886

	Insurance 0.9%
	Principal Life Global Funding II 2.15%, due 1/10/20 (a)	900,000	902,950
	Protective Life Corp. 7.375%, due 10/15/19	1,000,000	1,110,696
	Voya Financial, Inc. 2.90%, due 2/15/18	763,000	767,733
			2,781,379
	Miscellaneous - Manufacturing 0.3%
	Siemens Financieringsmaatschappij N.V. 2.15%, due 5/27/20 (a)	1,000,000	1,008,752

	Oil & Gas 0.8%
	Chevron Corp. 4.95%, due 3/3/19	445,000	468,293
	Shell International Finance B.V. 1.625%, due 11/10/18	1,000,000	1,000,580
	Total Capital International S.A. 2.125%, due 1/10/19	1,000,000	1,007,888
			2,476,761
	Pharmaceuticals 1.2%
	Express Scripts Holding Co. 2.25%, due 6/15/19	1,000,000	1,005,710
	Teva Pharmaceutical Finance Netherlands III B.V. 1.70%, due 7/19/19	440,000	437,605
	Zoetis, Inc. 1.875%, due 2/1/18	2,000,000	2,000,254
			3,443,569
	Real Estate Investment Trusts 0.9%
	Boston Properties, L.P. 3.70%, due 11/15/18	1,000,000	1,020,812
	Welltower, Inc. 4.125%, due 4/1/19	1,500,000	1,547,328
			2,568,140
	Telecommunications 0.4%
	AT&T, Inc. 5.80%, due 2/15/19	1,000,000	1,060,241

	Total Corporate Bonds (Cost $47,457,962)		47,539,035

	Municipal Bonds 82.3%
	Alabama 1.6%
	Calhoun County Board of Education, Special Tax Insured: BAM 3.00%, due 2/1/19	200,000	205,074
	Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds 3.00%, due 10/1/17	185,000	185,533
	Industrial Development Board of the City of Mobile Alabama, Alabama Power Co.-Barry Plant, Revenue Bonds 1.625%, due 7/15/34 (b)	250,000	250,880
	State of Alabama Docks Department, Port Authority, Revenue Bonds Series D, Insured: AGM 2.567%, due 10/1/21	3,000,000	3,028,620
	Water Works Board of the City of Birmingham, Revenue Bonds Series C 1.509%, due 1/1/19	1,000,000	993,320
			4,663,427
	Alaska 0.2%
	Alaska Railroad Corp., Revenue Bonds Series A 5.00%, due 8/1/18	500,000	518,210

	Arizona 1.1%
	City of Tucson AZ, Certificates of Participation Insured: AGM 4.00%, due 7/1/20	350,000	377,325
	Mohave County Unified School District No. 20 Kingman, Unlimited General Obligation Insured: BAM 3.00%, due 7/1/20	1,505,000	1,565,892
	Pima County Unified School District No. 16 Catalina Foothills, Unlimited General Obligation 3.00%, due 7/1/19	1,165,000	1,201,802
			3,145,019
	Arkansas 0.4%
	County of Baxter AR, Baxter Regional Medical Center, Revenue Bonds
	Series A 5.00%, due 9/1/17	305,000	305,991
	Series A 5.00%, due 9/1/20	785,000	861,899
			1,167,890
	California 8.5%
	Auburn Urban Development Authority Successor Agency, Auburn Redevelopment Project, Tax Allocation
	Insured: BAM 4.00%, due 6/1/18	135,000	138,305
	Insured: BAM 4.00%, due 6/1/19	140,000	147,286
	Avalon Community Improvement Agency Successor Agency, Tax Allocation Series A, Insured: AGM 4.00%, due 9/1/18	300,000	309,378
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/21	1,100,000	1,228,062
	California Municipal Finance Authority, Harbor Regional Center Project, Revenue Bonds 4.00%, due 11/1/18	740,000	765,271
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 2.00%, due 6/15/18	1,205,000	1,213,471
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series B 1.95%, due 6/1/18	500,000	501,300
	California School Finance Authority, Aspire Public Schools, Revenue Bonds
	Series A 3.00%, due 8/1/17 (a)	130,000	130,000
	Series A 5.00%, due 8/1/19 (a)	130,000	138,507
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	50,000	50,779
	City of Industry CA, Senior, Revenue Bonds
	Series A, Insured: AGM 1.88%, due 1/1/18	355,000	355,483
	Series A, Insured: AGM 2.125%, due 1/1/19	985,000	988,625
	City of Oakland CA, Revenue Bonds Insured: AGM (TBD), due 12/15/19	1,000,000	951,100
	City of San Francisco CA, Public Utilities Commission Water, Build America Bonds, Revenue Bonds Series B 4.10%, due 11/1/17	315,000	317,331
	Commerce Community Development Commission Successor Agency, Tax Allocation Series B, Insured: AGM 2.00%, due 8/1/19	1,890,000	1,894,611
	County of San Diego CA, Sanford Burnham Prebys Medical, Revenue Bonds
	4.00%, due 11/1/17	400,000	403,108
	5.00%, due 11/1/18	400,000	418,964
	Del Mar Race Track Authority, Revenue Bonds 4.00%, due 10/1/18	1,230,000	1,262,251
	Industry Public Finance Authority, Transportation Distribution-Industrial Redevelopment, Tax Allocation
	Series B, Insured: AGM 3.039%, due 1/1/19	4,000,000	4,072,280
	Series A, Insured: AGM 5.00%, due 1/1/18	700,000	712,005
	Monrovia Redevelopment Agency Successor Agency, Central Redevelopment Project, Tax Allocation Series A, Insured: AGM 2.50%, due 5/1/19	600,000	606,990
	Moreno Valley Public Financing Authority, Revenue Bonds Insured: AGM 2.25%, due 11/1/18	105,000	105,618
	Municipal Improvement Corp. of Los Angeles, Revenue Bonds Series A 2.846%, due 11/1/19	4,015,000	4,096,384
	Sacramento County Public Financing Authority, Golden 1 Center, Revenue Bonds 2.51%, due 4/1/18	750,000	753,930
	Sacramento Redevelopment Agency Successor Agency, Tax Allocation Series B, Insured: BAM 2.695%, due 12/1/19	965,000	981,637
	San Bernardino City Unified School District, Election of 2012, Unlimited General Obligation
	Series C, Insured: AGM 4.00%, due 8/1/17	250,000	250,000
	Series C, Insured: AGM 5.00%, due 8/1/18	300,000	312,213
	San Diego Redevelopment Agency Successor Agency, Tax Allocation
	Series B 2.00%, due 9/1/18	250,000	251,425
	Series B 2.25%, due 9/1/19	250,000	251,825
	Series B 2.625%, due 9/1/20	200,000	202,838
	Sierra Kings Health Care District, Unlimited General Obligation
	4.00%, due 8/1/17	220,000	220,000
	4.00%, due 8/1/18	200,000	205,246
	Stanton Redevelopment Agency, Stanton Consol Redevelopment, Tax Allocation Insured: BAM 2.00%, due 12/1/19	260,000	260,380
	Stockton Public Financing Authority, Special Tax Series A, Insured: BAM 4.00%, due 9/2/20	575,000	620,626
			25,117,229
	Colorado 0.7%
	City of Glendale CO, Revenue Bonds Insured: AGM 1.574%, due 12/1/17	250,000	250,352
	Colorado Health Facilities Authority, Evangelical Lutheran Good, Revenue Bonds 3.00%, due 6/1/18	500,000	506,765
	E-470 Public Highway Authority, Revenue Bonds
	Series A 2.00%, due 9/1/17	230,000	230,175
	Series A 5.00%, due 9/1/19	1,000,000	1,076,110
			2,063,402
	Connecticut 1.0%
	City of Bridgeport CT, Unlimited General Obligation Series D, Insured: AGM 5.00%, due 8/15/20	1,000,000	1,101,390
	City of Hartford CT, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/18	650,000	668,363
	Series C, Insured: NATL-RE 5.00%, due 9/1/18	465,000	483,930
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series M 4.00%, due 7/1/19	800,000	841,296
			3,094,979
	Delaware 0.1%
	Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds Series A 4.00%, due 6/1/18	300,000	305,721

	District of Columbia 0.1%
	Washington Metropolitan Area Transit Authority, Revenue Bonds Series A 4.00%, due 7/1/19	250,000	257,163

	Florida 0.8%
	City of Lakeland FL, Lakeland Regional Health Systems, Revenue Bonds
	5.00%, due 11/15/19	265,000	286,036
	5.00%, due 11/15/20	420,000	465,566
	City of Tallahassee FL, Tallahassee Memorial Healthcare, Inc., Revenue Bonds
	Series A 5.00%, due 12/1/17	435,000	440,207
	Series A 5.00%, due 12/1/18	425,000	443,755
	Orange County Health Facilities Authority, Presbyterian Retirement Communities, Revenue Bonds
	2.00%, due 8/1/17	500,000	500,000
	3.00%, due 8/1/18	345,000	348,957
			2,484,521
	Guam 0.9%
	Territory of Guam, Revenue Bonds
	Series D 3.00%, due 11/15/17	300,000	301,155
	Series D 4.00%, due 11/15/18	275,000	282,109
	Series A 5.00%, due 12/1/20	1,850,000	2,035,795
			2,619,059
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Hawaii Pacific Health Obligation, Revenue Bonds Series A 5.00%, due 7/1/18	250,000	259,030

	Illinois 8.4%
	Chicago Board of Education, Chicago School Board, Unlimited General Obligation Series A, Insured: NATL-RE 5.25%, due 12/1/19	400,000	420,628
	Chicago Board of Education, School Reform, Unlimited General Obligation Series B-1, Insured: NATL-RE (TBD), due 12/1/18	1,470,000	1,414,066
	Chicago Board of Education, Unlimited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 12/1/19	1,775,000	1,848,449
	Series A, Insured: AMBAC 5.50%, due 12/1/18	220,000	225,975
	City of Berwyn IL, Unlimited General Obligation Series B, Insured: NATL-RE 5.71%, due 12/1/17	1,675,000	1,694,798
	City of Chicago IL, Direct Access BD PG, Unlimited General Obligation Series 1A, Insured: AMBAC 4.125%, due 1/1/19	275,000	275,302
	City of Chicago IL, Unlimited General Obligation Series I, Insured: AMBAC 5.00%, due 12/1/17	1,225,000	1,228,271
	City of Chicago IL, Waterworks Second Lien, Revenue Bonds 4.00%, due 11/1/18	1,000,000	1,029,460
	City of Freeport IL, Unlimited General Obligation Series A, Insured: AGM 2.00%, due 1/1/18	100,000	100,169
	City of Peoria IL, Unlimited General Obligation Series A 3.00%, due 1/1/19	525,000	531,337
	City of Rockford IL, Unlimited General Obligation
	Series A, Insured: BAM 3.00%, due 12/15/17	240,000	241,714
	Series A, Insured: BAM 3.00%, due 12/15/18	145,000	148,258
	Cook County Community Consolidated School District No. 168 Sauk Village, Limited General Obligation Series B 1.90%, due 12/1/17	405,000	405,162
	Cook County Community High School District No. 212 Leyden, Revenue Bonds Series B, Insured: BAM 2.00%, due 12/1/19	1,140,000	1,139,077
	Cook County School District No. 102 La Grange, Limited General Obligation Series B, Insured: AGM 3.00%, due 12/15/17	275,000	276,785
	County of Cook IL, Unlimited General Obligation Series D, Insured: BAM 2.03%, due 11/15/18	700,000	702,723
	Illinois Finance Authority, Edward Elmhurst Obligated Group, Revenue Bonds 5.00%, due 1/1/21	300,000	330,516
	Illinois Sports Facilities Authority, Revenue Bonds
	Insured: AMBAC (zero coupon), due 6/15/19	925,000	874,708
	5.00%, due 6/15/18	495,000	505,207
	Illinois State University, Revenue Bonds Insured: AGM 5.00%, due 4/1/19	1,000,000	1,054,660
	Peoria County School District No. 68 Oak Grove, Unlimited General Obligation Series C, Insured: AGM 2.00%, due 12/1/19	180,000	182,414
	Public Building Commission of Chicago, Chicago School Reform, Revenue Bonds Series B, Insured: NATL-RE 5.25%, due 12/1/18	115,000	120,022
	Randolph County Community Unit School District No. 140 Sparta, Unlimited General Obligation
	Insured: AGM 4.00%, due 12/1/17	200,000	201,906
	Insured: AGM 4.00%, due 12/1/18	405,000	419,657
	Insured: AGM 4.00%, due 12/1/19	210,000	223,062
	Regional Transportation Authority, Revenue Bonds Insured: AGM 5.75%, due 6/1/18	1,000,000	1,039,180
	Round Lake IL, Lakewood Grove Special Service Area No. 3 & 4, Special Tax Insured: BAM 2.65%, due 3/1/21	500,000	506,995
	St. Clair County High School District No 201 Belleville, Unlimited General Obligation Insured: BAM 3.50%, due 4/1/19	160,000	164,550
	State of Illinois, Junior Obligation, Revenue Bonds 5.00%, due 6/15/19	610,000	646,594
	State of Illinois, Unlimited General Obligation
	Insured: AGM 5.00%, due 1/1/18	850,000	861,492
	Insured: NATL-RE 5.50%, due 8/1/18	750,000	771,742
	United City of Yorkville IL, Special Service Area No. 2005-108 & 2005-109, Special Tax Insured: AGM 3.00%, due 3/1/19	884,000	901,291
	Village of Cary IL, Special Service Area No. 1, Special Tax
	Insured: BAM 1.20%, due 3/1/18	100,000	99,924
	Insured: BAM 1.50%, due 3/1/19	150,000	149,696
	Village of Cary IL, Special Service Area No. 2, Special Tax
	Insured: BAM 1.20%, due 3/1/18	99,000	98,925
	Insured: BAM 1.70%, due 3/1/20	149,000	148,507
	Village of Crestwood IL, Alternate Revenue Source, Unlimited General Obligation Series B, Insured: BAM 2.00%, due 12/15/19	500,000	504,795
	Village of Rosemont IL, Corporate Purpose, Unlimited General Obligation Series B, Insured: AGM 3.021%, due 12/1/19	955,000	969,096
	Volo Village Special Service Area 3 & 6, Symphony Meadows / Lancaster, Special Tax
	Insured: AGM 3.00%, due 3/1/18	200,000	201,652
	Insured: AGM 3.00%, due 3/1/19	200,000	203,912
	Western Illinois University, Revenue Bonds
	Insured: BAM 5.00%, due 4/1/18	600,000	613,950
	Insured: BAM 5.00%, due 4/1/19	870,000	916,371
	Insured: BAM 5.00%, due 4/1/20	460,000	496,023
			24,889,021
	Indiana 4.2%
	City of Rockport IN, Revenue Bonds Series B 1.75%, due 6/1/25 (b)	2,000,000	2,001,640
¤	City of Whiting IN, Environmental Facilities, BP Products North America, Revenue Bonds 1.57%, due 12/1/44 (c)	5,000,000	4,996,800
	Elkhart County Hospital Authority, Elkhart General Hospital, Revenue Bonds 0.72%, due 5/1/33 (b)	4,000,000	4,000,000
	Indiana Bond Bank, Revenue Bonds Series A 5.25%, due 10/15/18	1,000,000	1,046,090
	Indiana Finance Authority, Marquette Project, Revenue Bonds 5.00%, due 3/1/19	515,000	530,115
			12,574,645
	Iowa 1.1%
	City of Coralville IA, Annual Appropriate Urban Renewal, Certificates of Participation Series B-1 2.00%, due 6/1/18	320,000	320,822
	City of Coralville IA, Certificates of Participation
	Series E 4.00%, due 6/1/19	465,000	483,061
	Series E 4.00%, due 6/1/20	500,000	527,540
	City of Coralville IA, Corporate Purpose Bonds, Unlimited General Obligation
	Series D1 1.50%, due 5/1/18	510,000	509,510
	Series D1 1.75%, due 5/1/19	270,000	269,862
	Series D2 2.25%, due 5/1/18	70,000	69,961
	Xenia Rural Water District, Capital Loan Notes, Revenue Bonds
	2.00%, due 12/1/18	225,000	226,195
	3.00%, due 12/1/19	375,000	385,807
	3.00%, due 12/1/20	325,000	336,629
			3,129,387
	Kentucky 0.2%
	City of Ashland KY, King's Daughters Medical Center Project, Revenue Bonds Series A 4.00%, due 2/1/18	650,000	657,397

	Louisiana 2.3%
	Bossier City LA, Public Improvement Sales & Tax, Revenue Bonds
	2.00%, due 12/1/18	500,000	502,755
	2.00%, due 12/1/19	650,000	651,859
	2.25%, due 12/1/20	500,000	503,760
	City of New Orleans LA, Water System, Revenue Bonds 3.00%, due 12/1/18	250,000	255,642
	City of Shreveport LA, Airport System, Revenue Bonds Series B, Insured: AGM 2.452%, due 1/1/19	500,000	504,395
	City of Shreveport LA, Water & Sewer, Junior Lien, Revenue Bonds Series C, Insured: BAM 1.90%, due 12/1/18	1,120,000	1,126,003
	Lafayette Public Trust Financing Authority, Ragin Cajun Facilities-Housing & Parking Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/18	705,000	734,130
	Louisiana Local Government Environmental Facilities & Community Development Authority, University Student Housing, Revenue Bonds
	Series A, Insured: AGM 2.00%, due 10/1/19	555,000	562,848
	Insured: AGM 3.00%, due 10/1/17	355,000	356,225
	Insured: AGM 3.00%, due 10/1/18	865,000	882,975
	Series A, Insured: AGM 3.00%, due 10/1/20	575,000	601,841
	Louisiana Public Facilities Authority, Nineteenth Judicial District, Revenue Bonds Series C, Insured: AGM 5.00%, due 6/1/18	245,000	252,076
			6,934,509
	Maryland 0.3%
	Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds 3.00%, due 1/1/18	705,000	710,668
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds 5.00%, due 7/1/18	300,000	310,752
			1,021,420
	Massachusetts 2.9%
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
	5.00%, due 10/1/19	985,000	1,050,138
	5.00%, due 10/1/20	760,000	828,385
	Massachusetts Development Finance Agency, UMass Memorial Health Care, Revenue Bonds Series I 5.00%, due 7/1/18	1,000,000	1,032,940
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	4.00%, due 9/1/17	200,000	200,420
	5.00%, due 9/1/18	225,000	232,904
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds 5.00%, due 1/1/20	200,000	218,072
¤	Massachusetts Housing Finance Agency, Revenue Bonds Series B 2.60%, due 12/1/39 (b)	5,000,000	5,023,400
			8,586,259
	Michigan 2.6%
	County of Genesee MI, Water Supply System, Limited General Obligation
	Series B, Insured: BAM 5.00%, due 2/1/18	150,000	152,853
	Series B, Insured: BAM 5.00%, due 2/1/19	200,000	210,978
	County of Wayne MI, Limited General Obligation 4.25%, due 12/1/18	1,360,000	1,373,845
	Harper Woods School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/19	500,000	534,950
	Lincoln Consolidated School District, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 5/1/19	1,180,000	1,262,482
	Livonia Public Schools, School District, Unlimited General Obligation Insured: AGM 4.00%, due 5/1/18	210,000	214,653
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	4.00%, due 12/1/17	200,000	201,580
	5.00%, due 12/1/18	200,000	208,344
	Saline Area Schools, Unlimited General Obligation 1.741%, due 5/1/19	2,300,000	2,307,383
	Warren Consolidated Schools, Unlimited General Obligation Series B, Insured: BAM 5.00%, due 5/1/19	1,080,000	1,154,315
			7,621,383
	Minnesota 1.5%
	City of Minneapolis MN / St. Paul Housing & Redevelopment Authority, Allina Health Systems, Revenue Bonds Series B-1 0.72%, due 11/15/35 (b)	3,000,000	3,000,000
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System Project, Revenue Bonds 5.00%, due 11/15/18	1,350,000	1,403,703
			4,403,703
	Mississippi 1.0%
	City of Jackson MS Water & Sewer System, Revenue Bonds
	Insured: BAM 4.00%, due 9/1/18	380,000	389,785
	Insured: BAM 4.00%, due 9/1/20	625,000	664,275
	Mississippi Development Bank, Biloxi Mississippi Project, Revenue Bonds Insured: BAM 4.00%, due 11/1/20	650,000	697,808
	Mississippi Development Bank, Canton Public School District, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/17	260,000	262,579
	Insured: AGM 4.00%, due 12/1/18	935,000	968,772
			2,983,219
	Missouri 0.9%
	Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds Series B-1 0.76%, due 10/1/35 (b)	2,150,000	2,150,000
	St. Louis Municipal Finance Corp., Carnahan Courthouse, Revenue Bonds Series A 3.00%, due 2/15/18	460,000	464,646
			2,614,646
	Nevada 0.8%
	County of Humboldt N.V., Sierra Pacific Power Co., Revenue Bonds Series A 1.25%, due 10/1/29 (b)	2,250,000	2,252,227

	New Hampshire 0.2%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds Series B, Insured: AGC (TBD), due 1/1/18	100,000	98,835
	New Hampshire Health & Education Facilities Authority, Kendel At Hanover, Revenue Bonds
	2.00%, due 10/1/17	200,000	200,260
	3.00%, due 10/1/18	200,000	203,454
			502,549
	New Jersey 7.6%
¤	Atlantic County Improvement Authority, Stockton University Atlantic City, Revenue Bonds Series B, Insured: AGM 5.00%, due 9/1/20	3,745,000	4,165,376
	Borough of North Plainfield NJ, Unlimited General Obligation Insured: MAC 3.00%, due 6/1/20	330,000	344,659
	Carteret Board of Education, Certificates of Participation Insured: BAM 4.00%, due 1/15/19	315,000	327,439
	Casino Reinvestment Development Authority, Revenue Bonds 5.00%, due 11/1/18	255,000	263,517
	City of Bayonne NJ, Unlimited General Obligation Insured: AGM 4.00%, due 7/15/19	1,000,000	1,050,750
	Garden State Preservation Trust, Revenue Bonds Series C, Insured: AGM 5.125%, due 11/1/19	3,175,000	3,445,923
	Greater Egg Harbor Regional High School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 2/1/19	750,000	781,597
	Insured: AGM 4.00%, due 2/1/20	1,000,000	1,065,560
	New Jersey Health Care Facilities Financing Authority, Palisades Medical Center, Revenue Bonds 3.15%, due 7/1/18	180,000	183,631
	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Revenue Bonds 5.00%, due 7/1/18	640,000	661,683
	New Jersey Transportation Trust Fund Authority, Transportation System RMKT, Revenue Bonds Series B-2, Insured: XLCA 5.00%, due 12/15/17	405,000	411,055
¤	New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
	Series C, Insured: AGM 5.50%, due 12/15/17	420,000	426,917
	Series B, Insured: NATL-RE 5.50%, due 12/15/20	5,000,000	5,519,500
	State of New Jersey, Unlimited General Obligation
	Series L, Insured: AMBAC 5.25%, due 7/15/18	2,045,000	2,124,878
	Series M, Insured: AMBAC 5.50%, due 7/15/19	225,000	243,038
	Town of Hammonton NJ, Unlimited General Obligation Insured: AGM 4.00%, due 2/1/18	750,000	760,785
	Trenton Parking Authority, Revenue Bonds
	Series A, Insured: AGM 1.60%, due 10/1/17	165,000	164,974
	Series A, Insured: AGM 2.49%, due 10/1/19	170,000	168,208
	Series A, Insured: AGM 2.80%, due 10/1/20	180,000	177,379
	Series B, Insured: AGM 4.00%, due 4/1/19	250,000	260,668
			22,547,537
	New York 5.8%
¤	City of New York NY, Unlimited General Obligation Series I 0.78%, due 4/1/36 (b)	4,500,000	4,500,000
	City of New York, Unlimited General Obligation Subseries H-1 0.76%, due 3/1/34 (b)	3,000,000	3,000,000
	City of Yonkers NY, Limited General Obligation Series D 3.00%, due 8/1/17	1,000,000	1,000,000
	County of Rockland NY, Public Improvement, Limited General Obligation Insured: AGM 2.00%, due 12/1/18	655,000	662,788
	Metropolitan Transportation Authority, Revenue Bonds Subseries D-2 0.74%, due 11/1/35 (b)	4,000,000	4,000,000
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series A 0.77%, due 5/1/42 (b)	2,700,000	2,700,000
	Westchester County Local Development Corp., Westchester Medical Center, Revenue Bonds 5.00%, due 11/1/19	1,145,000	1,231,539
			17,094,327
	Ohio 5.0%
	City of Cincinnati OH, Unlimited General Obligation Series D 1.837%, due 12/1/18	200,000	200,906
	City of Toledo OH, Limited General Obligation Insured: AGM 4.00%, due 12/1/19	1,540,000	1,636,142
	Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds Series A, Insured: AGM 5.00%, due 11/15/20	3,000,000	3,354,630
	Ohio Higher Educational Facility Commission, Otterbein University Project, Revenue Bonds Series A 4.00%, due 12/1/19	915,000	958,097
¤	State of Ohio, Capital Facilities Lease-Appropriation, Revenue Bonds Series C 0.88%, due 10/1/36 (b)	8,800,000	8,800,000
			14,949,775
	Pennsylvania 8.6%
	Capital Region Water, Revenue Bonds Series A 5.00%, due 7/15/19	1,300,000	1,394,679
	Centre County Hospital Authority, Mount Nittany Medical Center, Revenue Bonds
	Series B 3.00%, due 11/15/20	100,000	105,687
	Series A 4.00%, due 11/15/18	100,000	103,775
	Series A 4.00%, due 11/15/19	240,000	255,180
	City of Reading PA, Unlimited General Obligation Insured: BAM 4.00%, due 11/1/19	620,000	651,589
¤	County of Beaver PA, Unlimited General Obligation
	Series B, Insured: BAM 1.948%, due 11/15/18	2,015,000	2,021,267
	Series B, Insured: BAM 2.18%, due 11/15/19	4,215,000	4,203,957
	Dauphin County General Authority, Pinnacle Health System Project, Revenue Bonds Series A 5.00%, due 6/1/20	500,000	551,265
	Doylestown Hospital Authority, Revenue Bonds Series A, Insured: AGC 5.00%, due 7/1/18	245,000	254,183
	General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Revenue Bonds
	4.00%, due 12/1/17	100,000	100,976
	4.00%, due 12/1/18	185,000	191,408
	Hazleton Area School District, Limited General Obligation
	Series B, Insured: BAM 2.00%, due 3/1/20	375,000	380,002
	Series A, Insured: BAM 4.00%, due 3/1/20	600,000	638,310
	Lancaster Higher Education Authority, Harrisburg Area Community, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 10/1/19	685,000	737,128
	Series A, Insured: BAM 5.00%, due 10/1/20	840,000	928,234
	Lycoming County Authority, Pennsylvania College of Technology, Revenue Bonds
	4.00%, due 10/1/19	755,000	797,318
	4.00%, due 10/1/20	1,730,000	1,862,397
	Philadelphia Authority for Industrial Development, Zero Coupon-Retirement System, Revenue Bonds Series B, Insured: AMBAC (TBD), due 4/15/18	360,000	354,053
	Philadelphia Gas Works Co., 1998 General Ordinance, Revenue Bonds
	Series 14T 5.00%, due 10/1/19	750,000	806,902
	Series 14T 5.00%, due 10/1/20	750,000	828,532
	Reading School District, Unlimited General Obligation Series C, Insured: AGM 5.00%, due 2/1/18	790,000	804,947
	Riverside School District, Unlimited General Obligation Insured: BAM 3.00%, due 10/15/17	1,155,000	1,159,851
	State Public School Building Authority, Chester Upland School, Revenue Bonds Series A, Insured: AGM 5.00%, due 9/15/18	1,140,000	1,186,934
	State Public School Building Authority, Harrisburg School District Project, Revenue Bonds Insured: AGM 4.00%, due 12/1/20	910,000	980,853
	State Public School Building Authority, Revenue Bonds Series B, Insured: AGM 2.116%, due 12/1/20	2,020,000	1,983,700
	Trinity Area School District, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/18	950,000	982,623
	West Mifflin School District, Unlimited General Obligation
	Insured: AGM 4.00%, due 10/1/17	410,000	411,927
	Insured: AGM 5.00%, due 10/1/18	500,000	519,620
	Western Wayne School District, Limited General Obligation Insured: BAM 4.00%, due 4/1/18	290,000	295,156
			25,492,453
	Puerto Rico 6.0%
	Commonwealth of Puerto Rico, CPI- Linked Bonds-Public Improvement, Unlimited General Obligation Series A, Insured: AGC 3.22%, due 7/1/20	315,000	316,099
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGC 4.75%, due 7/1/18	95,000	97,150
	Insured: AGM 5.25%, due 7/1/18	190,000	195,157
	Insured: AGM 5.25%, due 7/1/20	710,000	760,850
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	1,755,000	1,805,456
	Insured: AGM 5.50%, due 7/1/19	190,000	201,111
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	1,510,000	1,589,577
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	2,320,000	2,480,080
	Commonwealth of Puerto Rico, Unlimited General Obligation Insured: NATL-RE (TBD), due 7/1/18	470,000	452,431
¤	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: NATL-RE 4.00%, due 7/1/18	75,000	76,115
	Series UU, Insured: NATL-RE 4.50%, due 7/1/18	2,500,000	2,548,425
	Series SS, Insured: NATL-RE 5.00%, due 7/1/18	1,525,000	1,542,141
	Series MM, Insured: NATL-RE 5.00%, due 7/1/19	170,000	177,252
	Series MM, Insured: NATL-RE 5.00%, due 7/1/20	230,000	242,618
	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series E, Insured: AGM 5.50%, due 7/1/18	260,000	267,641
	Series AA, Insured: NATL-RE 5.50%, due 7/1/19	945,000	994,263
	Series Z, Insured: AGM 6.00%, due 7/1/18	2,035,000	2,103,987
	Puerto Rico Housing Finance Authority, Sub-Capital Fund Program-Modernization, Revenue Bonds 4.625%, due 12/1/18	100,000	104,135
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/19	240,000	241,474
	Series C, Insured: AGM 5.25%, due 8/1/17	500,000	500,000
	Series A, Insured: AGM 5.25%, due 8/1/19	250,000	253,325
	Series C, Insured: AGM 5.25%, due 8/1/19	795,000	839,623
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series F, Insured: NATL-RE 5.25%, due 7/1/19	25,000	26,202
			17,815,112
	Rhode Island 0.9%
	Rhode Island Commerce Corp., Grant Anticipation Rhode Island Department, Revenue Bonds Series A 5.00%, due 6/15/20	1,000,000	1,105,770
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/20	1,500,000	1,624,110
			2,729,880
	South Carolina 1.2%
	SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds
	Series A, Insured: BAM 1.87%, due 12/1/17	345,000	345,176
	Series A, Insured: BAM 2.26%, due 12/1/18	555,000	555,993
	Series A, Insured: BAM 2.54%, due 12/1/19	425,000	420,189
	Series A, Insured: BAM 2.69%, due 12/1/20	500,000	490,940
	Series A, Insured: BAM 2.92%, due 12/1/21	100,000	97,782
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds Series A 5.00%, due 8/1/18	350,000	363,031
	Sumter Two School Facilities, Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/19	1,065,000	1,147,495
			3,420,606
	Tennessee 0.2%
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
	Series A 3.00%, due 10/1/17	280,000	280,706
	Series A 4.00%, due 10/1/18	250,000	256,405
	Series A 4.00%, due 10/1/19	200,000	209,064
			746,175
	Texas 2.0%
	Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Revenue Bonds Subseries B-1 0.72%, due 9/1/31 (b)	1,300,000	1,300,000
	Harris County Municipal Utility District No. 419, Unlimited General Obligation
	Insured: AGM 3.00%, due 9/1/17	100,000	100,167
	Insured: AGM 3.00%, due 9/1/18	150,000	152,686
	Insured: AGM 3.00%, due 9/1/19	735,000	756,117
	Insured: AGM 3.00%, due 9/1/20	500,000	518,850
	Kerrville Health Facilities Development Corp., Peterson Regional Medical Center Project, Revenue Bonds 4.00%, due 8/15/18	555,000	570,484
	Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds Series A 3.00%, due 11/15/17	565,000	567,249
	Texas State Public Finance Authority, Financing System Texas Southern University, Revenue Bonds
	Insured: BAM 4.00%, due 5/1/19	1,000,000	1,043,090
	Insured: BAM 4.00%, due 5/1/20	1,000,000	1,062,400
			6,071,043
	U.S. Virgin Islands 1.4%
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series A 5.00%, due 10/1/17	1,635,000	1,634,264
	Series A 5.00%, due 10/1/19	1,810,000	1,554,501
	Virgin Islands Public Finance Authority, Senior Lien-Matching Fund Loan Note, Revenue Bonds Series B 5.00%, due 10/1/18	1,000,000	953,820
			4,142,585
	Utah 0.5%
	South Davis Sewer District, Revenue Bonds
	Series A 3.00%, due 12/1/19	300,000	305,115
	Series A 3.00%, due 12/1/20	250,000	254,597
	Series A 3.00%, due 12/1/21	200,000	202,528
	Utah Infrastructure Agency, Revenue Bonds 1.00%, due 10/15/18	630,000	627,247
			1,389,487
	Vermont 0.2%
	Vermont Educational & Health Building Financing Agency, Saint Michael's College-Green Bond, Revenue Bonds
	3.00%, due 10/1/17	315,000	315,784
	4.00%, due 10/1/18	125,000	128,173
	4.00%, due 10/1/19	130,000	135,751
			579,708
	Virginia 0.1%
	Lexington Industrial Development Authority, Kendal At Lexington, Revenue Bonds 3.00%, due 1/1/19	300,000	306,069

	Washington 0.9%
	Washington Health Care Facilities Authority, Multicare Health System, Revenue Bonds Series D 0.74%, due 8/15/41 (b)	2,700,000	2,700,000

	Total Municipal Bonds (Cost $243,944,148)		243,850,772

	U.S. Government & Federal Agencies 0.0%‡
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%
	4.50%, due 11/1/18	8,939	9,145

	Total U.S. Government & Federal Agencies (Cost $8,907)		9,145

	Total Long-Term Bonds (Cost $291,411,017)		291,398,952

	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $124,597 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.625% and a maturity date of 10/25/19, with a Principal Amount of $130,000 and a Market Value of $130,626)	124,597	124,597

	Total Short-Term Investment (Cost $124,597)		124,597

	Total Investments (Cost $291,535,614) (d)	98.4%	291,523,549
	Other Assets, Less Liabilities	1.6	4,821,711
	Net Assets	100.0%	$296,345,260

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	As of July 31, 2017, cost was $291,535,614 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$900,938
Gross unrealized depreciation	(913,003)
Net unrealized depreciation	$(12,065)

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(65)	September 2017	$(14,062,344)	$(5,218)
			$(14,062,344)	$(5,218)

1.	As of July 31, 2017, cash in the amount of $27,300 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviations are used in the preceding pages:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
MAC	—Municipal Assurance Corp.
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$47,539,035	$—	$47,539,035
Municipal Bonds	—	243,850,772	—	243,850,772
U.S. Government & Federal Agencies	—	9,145	—	9,145
Total Long-Term Bonds	—	291,398,952	—	291,398,952
Short-Term Investment
Repurchase Agreement	—	124,597	—	124,597
Total Investments in Securities	—	291,523,549	—	291,523,549

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts(b)	$(5,218)	$—	$—	$(5,218)
Total Other Financial Instruments	$(5,218)	$—	$—	$(5,218)
Total Short-Term Investments Sold Short and Other Financial Instruments	$(5,218)	$—	$—	$(5,218)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund's securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2017, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2017, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2017, there were no securities that were fair valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which those certain Funds' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 28, 2017

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 28, 2017